UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23570

             Simplify Exchange Traded Funds

(Exact name of registrant as specified in charter)

54 West 40th Street

New York, NY 10018

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (646) 741-2438

Date of fiscal year end: June 30

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

June 30, 2021

Annual Report

Simplify Exchange Traded Funds

Simplify Interest Rate Hedge ETF (PFIX)

Simplify Nasdaq 100 PLUS Convexity ETF (formerly Simplify Growth Equity PLUS Convexity ETF) (QQC)

Simplify Nasdaq 100 PLUS Downside Convexity ETF (formerly Simplify Growth Equity PLUS Downside Convexity ETF) (QQD)

Simplify US Equity PLUS Convexity ETF (SPYC)

Simplify US Equity PLUS Downside Convexity ETF (SPD)

Simplify US Equity PLUS GBTC ETF (SPBC)

Simplify US Equity PLUS Upside Convexity ETF (SPUC)

Simplify Volt Cloud and Cybersecurity Disruption ETF (VCLO)

Simplify Volt Fintech Disruption ETF (VFIN)

Simplify Volt Pop Culture Disruption ETF (VPOP)

Simplify Volt RoboCar Disruption and Tech ETF (VCAR)

Simplify Volatility Premium ETF (SVOL)

Simplify Exchange Traded Funds

Simplify Exchange Traded Funds

Letter to Shareholders (Unaudited)

Dear Shareholder,

I am honored to write to you this inaugural shareholder letter on behalf of all of us at Simplify Asset Management (“Simplify”). Founded in 2020, Simplify is a fintech startup founded by veterans of leading asset management firms. We are particularly focused on “long volatility” strategies that make use of options and other derivatives to help improve risk-adjusted returns, portfolio efficiency, and investment outcomes. Our clients are mostly advisors and institutional asset managers using exchange-traded funds (“ETFs”). We believe in a first principles approach to asset allocation and portfolio construction, the importance of education and accessibility to support our advisor clients, and the power and efficiency of technology to augment human capital.

The past 12 months as of June 30, 2021 has been a study of contrasts. On one hand, it has been a very difficult period defined by a once-in-a-generation pandemic and associated stay-at-home policies, social distancing and hardships. On the other hand, we have seen remarkable innovations in medicine and science and a demonstration of human resilience, sacrifice and will to carry on and protect those most vulnerable. While no one knows the duration of this war on covid-19, I am confident we will emerge stronger than ever.

In terms of financial markets, the 12-month period has been nothing but spectacular. Coordinated global monetary and fiscal policies increased liquidity and risk appetite, pushing most risk assets towards all-time highs. US equity returns led the way with the S&P 500 index up over 40%, Nasdaq 100 index up over 44%, and Russell 2000 up 62%. International markets also rebounded strongly with the MSCI EAFE up almost 33% and MSCI EM up over 41% over the 12-month period.

Both realized and implied volatility dropped over this period with the spot VIX index falling in half over this period. But underneath the relative calm of the market, the demand for safety and diversification remains high with yields clinging near lows and the demand for portfolio hedges including equity puts elevated.

While inflation has increased over this period, it is for the most part viewed to be “transitory” in nature as priced in breakeven inflation rates. We believe the market for the most part has priced in a Goldilocks scenario of easing financial conditions, transitory inflationary pressures, continued liquidity, a perpetual bid for risk assets and improving fundamentals as we eventually exit from the pandemic. It very much feels like the calm before the (next) storm but for now “There Is No Alternative” (TINA) and “Fear of Missing Out” (FOMO) are the two momentum factors feeding the strong domestic appetite for equity and contributing to the resilience of the U.S. equity market.

We are committed to continue to bring to you innovative strategies to help meet the asset allocation needs of your portfolio. We encourage you to reach out to your financial advisor and/or visit our website at www.simplify.us. to learn more about Simplify’s strategies, team and thoughts.

Thank you and best regards,

Paul Kim

President, Simplify Exchange Traded Funds

CEO and co-founder, Simplify Asset Management Inc.

Simplify Interest Rate Hedge ETF

Management’s Discussion of Fund Performance

June 30, 2021 (Unaudited)

Simplify Interest Rate Hedge ETF [Ticker: PFIX]

For the period ended June 30, 2021, PFIX returned -18.89% since its inception on May 10, 2021 vs. the ICE U.S. Treasury 20+ Year Bond Index benchmark return of 4.83% for the same period. The Fund’s underperformance is due to the payer swaption position which decreased in value as the 20-year U.S. Treasury yield declined 20 bps during this period. The 5-year U.S. Treasury position also decreased in value as 5-year yields rose 7 bps from May 10th to June 30th. A variety of factors including central bank policy, economic growth, and investor expectations will likely drive movement in longer dated yields.

At June 30, 2021, the Fund’s financial statements covered a period of less than 6 months, therefore a line graph is not presented.

HISTORICAL PERFORMANCE

Total Return as of June 30, 2021

Cumulative Total Return*
Simplify Interest Rate Hedge NAV	-18.89%
Simplify Interest Rate Hedge Market Price	-17.21%
ICE U.S. Treasury 20+ Year Bond Index	4.83%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.50% and the net expense ratio is 0.50%. (Actual expenses excluding acquired fund fees and expenses can be referenced in the Financial Highlights section later in this report.) Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call 1 (855) 772-8488.

* Since Inception May 10, 2021.

The ICE U.S. Treasury 20+ Year Bond Index is part of a series of indices intended to the assess U.S. Treasury market. The Index is market value weighted and is designed to measure the performance of U.S. dollar denominated, fixed rate securities with minimum term to maturity greater than twenty years. Investors cannot invest directly in an index.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The ETF may be non-diversified, which may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. The fund is new and has limited operating history to judge.

Simplify Nasdaq 100 PLUS Convexity ETF

Management’s Discussion of Fund Performance

June 30, 2021 (Unaudited)

Simplify Nasdaq 100 PLUS Convexity ETF [Ticker: QQC]

For the period ended June 30, 2021, QQC returned 15.33% since its inception on December 10, 2020 vs. the Nasdaq 100 Total Return Index benchmark return of 17.82% for the same period. The Fund’s underperformance is due to the options overlay, a budgeted allocation which seeks to provide or aims to provide downside protection and upside capture when the Nasdaq 100 Total Return index drops and/ or rises significantly. In a steadily rising market such as the one we experienced in the past year, the options budget added cost to the portfolio.

HYPOTHETICAL GROWTH OF $10,000 INVESTMENT

For the period December 10, 2020* to June 30, 2021

* Inception date.

Simplify Nasdaq 100 PLUS Convexity ETF

Management’s Discussion of Fund Performance (Continued)

June 30, 2021 (Unaudited)

HISTORICAL PERFORMANCE

Total Return as of June 30, 2021

Cumulative Total Return*
Simplify Nasdaq 100 PLUS Convexity ETF NAV	15.33%
Simplify Nasdaq 100 PLUS Convexity ETF Market Price	15.98%
Nasdaq 100 Total Return Index	17.82%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.70% and the net expense ratio is 0.45%. (Actual expenses excluding acquired fund fees and expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding 0.25%. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call 1 (855) 772-8488.

* Since Inception December 10, 2020.

The Nasdaq 100 Total Return Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization. Investors cannot invest directly in an index.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The ETF may be non-diversified, which may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. The fund is new and has limited operating history to judge.

Simplify Nasdaq 100 PLUS Downside Convexity ETF

Management’s Discussion of Fund Performance

June 30, 2021 (Unaudited)

Simplify Nasdaq 100 PLUS Downside Convexity ETF [Ticker: QQD]

For the period ended June 30, 2021, QQD returned 14.11% since its inception on December 10, 2020 vs. the Nasdaq 100 Total Return Index benchmark return of 17.82% for the same period. The Fund’s underperformance is due to the options overlay, a budgeted allocation which seeks or aims to provide downside protection to the Fund when the Nasdaq 100 Total Return index drops significantly. In a steadily rising market such as the one we experienced in the past year, the options budget added cost to the portfolio.

HYPOTHETICAL GROWTH OF $10,000 INVESTMENT

For the period December 10, 2020* to June 30, 2021

* Inception date.

Simplify Nasdaq 100 PLUS Downside Convexity ETF

Management’s Discussion of Fund Performance (Continued)

June 30, 2021 (Unaudited)

HISTORICAL PERFORMANCE

Total Return as of June 30, 2021

Cumulative Total Return*
Simplify Nasdaq 100 PLUS Downside Convexity NAV	14.11%
Simplify Nasdaq 100 PLUS Downside Convexity Market Price	14.41%
Nasdaq 100 Total Return Index	17.82%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.70% and the net expense ratio is 0.45%. (Actual expenses excluding acquired fund fees and expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding 0.25%. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call 1 (855) 772-8488.

* Since Inception December 10, 2020.

The Nasdaq 100 Total Return Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization. Investors cannot invest directly in an index.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The ETF may be non-diversified, which may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. The fund is new and has limited operating history to judge.

Simplify US Equity PLUS Convexity ETF

Management’s Discussion of Fund Performance

June 30, 2021 (Unaudited)

Simplify US Equity PLUS Convexity ETF [Ticker: SPYC]

For the period ended June 30, 2021, SPYC returned 23.68% since its inception on September 3, 2020 vs. the S&P 500 Total Return Index benchmark return of 25.77% for the same period. The Fund’s underperformance is due to the options overlay, a budgeted allocation which seeks or aims to provide downside protection and upside capture when the broad U.S. equity market index drops and/or rises significantly. In a steadily rising market such as the one we experienced in the past year, the options budget added cost to the portfolio.

HYPOTHETICAL GROWTH OF $10,000 INVESTMENT

For the period September 3, 2020* to June 30, 2021

* Inception date.

Simplify US Equity PLUS Convexity ETF

Management’s Discussion of Fund Performance (Continued)

June 30, 2021 (Unaudited)

HISTORICAL PERFORMANCE

Total Return as of June 30, 2021

Cumulative Total Return*
Simplify US Equity PLUS Convexity ETF NAV	23.68%
Simplify US Equity PLUS Convexity ETF Market Price	24.46%
S&P 500 Total Return Index	25.77%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.53% and the net expense ratio is 0.28%. (Actual expenses excluding acquired fund fees and expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding 0.25%. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call 1 (855) 772-8488.

* Since Inception September 3, 2020.

The S&P 500 Total Return Index is a stock market index that tracks 500 large companies listed on stock exchanges in the United States. Investors cannot invest directly in an index.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The ETF may be non-diversified, which may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. The fund is new and has limited operating history to judge.

Simplify US Equity PLUS Downside Convexity ETF

Management’s Discussion of Fund Performance

June 30, 2021 (Unaudited)

Simplify US Equity PLUS Downside Convexity ETF [Ticker: SPD]

For the period ended June 30, 2021, SPD returned 22.07% since its inception on September 3, 2020 vs. the S&P 500 Total Return Index benchmark return of 25.77% for the same period. The Fund’s underperformance is due to the options overlay, a budgeted allocation which helps or seeks to provide downside protection to the Fund when the broad U.S. equity market index drops significantly. In a steadily rising market such as the one we experienced in the past year, the options budget added cost to the portfolio.

HYPOTHETICAL GROWTH OF $10,000 INVESTMENT

For the period September 3, 2020* to June 30, 2021

* Inception date.

Simplify US Equity PLUS Downside Convexity ETF

Management’s Discussion of Fund Performance (Continued)

June 30, 2021 (Unaudited)

HISTORICAL PERFORMANCE

Total Return as of June 30, 2021

Cumulative Total Return*
Simplify US Equity PLUS Downside Convexity ETF NAV	22.07%
Simplify US Equity PLUS Downside Convexity ETF Market Price	23.06%
S&P 500 Total Return Index	25.77%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.53% and the net expense ratio is 0.28%. (Actual expenses excluding acquired fund fees and expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding 0.25%. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call 1 (855) 772-8488.

* Since Inception September 3, 2020.

The S&P 500 Total Return Index is a stock market index that tracks 500 large companies listed on stock exchanges in the United States. Investors cannot invest directly in an index.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The ETF may be non-diversified, which may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. The fund is new and has limited operating history to judge.

Simplify US Equity PLUS GBTC ETF

Management’s Discussion of Fund Performance

June 30, 2021 (Unaudited)

Simplify US Equity PLUS GBTC ETF [Ticker: SPBC]

For the period ended June 30, 2021, SPBC returned 1.46% since its inception on May 24, 2021 vs. the S&P 500 Total Return Index benchmark return of 2.55% for the same period. The Fund’s underperformance is due to its allocation to the Grayscale Bitcoin Trust (GBTC), which lagged the broader U.S. equity markets during this period.

At June 30, 2021, the Fund’s financial statements covered a period of less than 6 months, therefore a line graph is not presented.

HISTORICAL PERFORMANCE

Total Return as of June 30, 2021

Cumulative Total Return*
Simplify U.S. Equity PLUS GBTC ETF NAV	1.46%
Simplify U.S. Equity PLUS GBTC ETF Market Price	2.31%
S&P 500 Total Return Index	2.55%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.50% and the net expense ratio is 0.50%. (Actual expenses excluding acquired fund fees and expenses can be referenced in the Financial Highlights section later in this report.) Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call 1 (855) 772-8488.

* Since Inception May 24, 2021.

The S&P 500 Total Return Index is a stock market index that tracks 500 large companies listed on stock exchanges in the United States. Investors cannot invest directly in an index.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The ETF may be non-diversified, which may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. The fund is new and has limited operating history to judge.

Simplify US Equity PLUS Upside Convexity ETF

Management’s Discussion of Fund Performance

June 30, 2021 (Unaudited)

Simplify US Equity PLUS Upside Convexity ETF [Ticker: SPUC]

For the period ended June 30, 2021, SPUC returned 25.52% since its inception on September 3, 2020 vs. the S&P 500 Total Return Index benchmark return of 25.77% for the same period. The Fund’s underperformance is due to the options overlay, a budgeted allocation which seeks or aims to provide upside capture when the broad U.S. equity market index rises significantly. In a steadily rising market such as the one we experienced in the past year, the options budget added cost to the portfolio.

HYPOTHETICAL GROWTH OF $10,000 INVESTMENT

For the period September 3, 2020* to June 30, 2021

* Inception date.

Simplify US Equity PLUS Upside Convexity ETF

Management’s Discussion of Fund Performance (Continued)

June 30, 2021 (Unaudited)

HISTORICAL PERFORMANCE

Total Return as of June 30, 2021

Cumulative Total Return*
Simplify US Equity PLUS Upside Convexity ETF NAV	25.52%
Simplify US Equity PLUS Upside Convexity ETF Market Price	26.41%
S&P 500 Total Return Index	25.77%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.53% and the net expense ratio is 0.28%. (Actual expenses excluding acquired fund fees and expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding 0.25%. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call 1 (855) 772-8488.

* Since Inception September 3, 2020.

The S&P 500 Total Return Index is a stock market index that tracks 500 large companies listed on stock exchanges in the United States. Investors cannot invest directly in an index.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The ETF may be non-diversified, which may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. The fund is new and has limited operating history to judge.

Simplify Volt Cloud and Cybersecurity Disruption ETF

Management’s Discussion of Fund Performance

June 30, 2021 (Unaudited)

Simplify Volt Cloud and Cybersecurity Disruption ETF [Ticker: VCLO]

For the period ended June 30, 2021, VCLO returned 6.91% since its inception on December 28, 2020 vs. the S&P 500 Total Return Index benchmark return of 16.10% for the same period. The Fund’s underperformance is due to its high cash position (13.3% as of June 30, 2021) which limited the portfolio exposure to the rising U.S. equity market. During the reporting period, the fund provided exposure to the cloud and cyberspace subsector. As such, if this were to continue, we could expect performance to deviate from its benchmark which represents the broader U.S. equity market.

HYPOTHETICAL GROWTH OF $10,000 INVESTMENT

For the period December 28, 2020* to June 30, 2021

* Inception date.

Simplify Volt Cloud and Cybersecurity Disruption ETF

Management’s Discussion of Fund Performance (Continued)

June 30, 2021 (Unaudited)

HISTORICAL PERFORMANCE

Total Return as of June 30, 2021

Cumulative Total Return*
Simplify Volt Cloud and Cybersecurity Disruption ETF NAV	6.91%
Simplify Volt Cloud and Cybersecurity Disruption ETF Market Price	11.27%
S&P 500 Total Return Index	16.10%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 1.02% and the net expense ratio is 1.02%. (Actual expenses excluding acquired fund fees and expenses can be referenced in the Financial Highlights section later in this report.) Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call 1 (855) 772-8488.

* Since Inception December 28, 2020.

The S&P 500 Total Return Index is a stock market index that tracks 500 large companies listed on stock exchanges in the United States. Investors cannot invest directly in an index.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The ETF may be non-diversified, which may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. The fund is new and has limited operating history to judge.

Simplify Volt Fintech Disruption ETF

Management’s Discussion of Fund Performance

June 30, 2021 (Unaudited)

Simplify Volt Fintech Disruption ETF [Ticker: VFIN]

For the period ended June 30, 2021, VFIN returned -6.14% since its inception on December 28, 2020 vs. the S&P 500 Total Return Index benchmark return of 16.10% for the same period. The Fund’s underperformance is due to its sizable holdings (more than 39% by market value) in Lemonade Inc. (LMND) and Square Inc. (SQ), both of which lagged the broader U.S. equity market. During the reporting period, the fund provided exposure to the financial technology subsector. As such, if this were to continue, we could expect performance to deviate from its benchmark which represents the broader U.S. equity market.

HYPOTHETICAL GROWTH OF $10,000 INVESTMENT

For the period December 28, 2020* to June 30, 2021

* Inception date.

Simplify Volt Fintech Disruption ETF

Management’s Discussion of Fund Performance (Continued)

June 30, 2021 (Unaudited)

HISTORICAL PERFORMANCE

Total Return as of June 30, 2021

Cumulative Total Return*
Simplify Volt Fintech Disruption ETF NAV	-6.14%
Simplify Volt Fintech Disruption ETF Market Price	-5.29%
S&P 500 Total Return Index	16.10%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 1.03% and the net expense ratio is 1.03%. (Actual expenses excluding acquired fund fees and expenses can be referenced in the Financial Highlights section later in this report.) Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call 1 (855) 772-8488.

* Since Inception December 28, 2020.

The S&P 500 Total Return Index is a stock market index that tracks 500 large companies listed on stock exchanges in the United States. Investors cannot invest directly in an index.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The ETF may be non-diversified, which may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. The fund is new and has limited operating history to judge.

Simplify Volt Pop Culture Disruption ETF

Management’s Discussion of Fund Performance

June 30, 2021 (Unaudited)

Simplify Volt Pop Culture Disruption ETF [Ticker: VPOP]

For the period ended June 30, 2021, VPOP returned -1.19% since its inception on December 28, 2020 vs. the S&P 500 Total Return Index benchmark return of 16.10% for the same period. Overall, the fund underperformed versus its index. Despite the strong performance from the fund’s holdings in SNAP and FB, the fund’s sizable allocation to SPOT, PTON, and NFLX (over 25% of market value combined) which decreased in value in a rising equity market detracted from performance. During the reporting period, the fund provided exposure to the media and technology subsectors. As such, if this were to continue, we could expect performance to deviate from its benchmark which represents the broader U.S. equity market.

HYPOTHETICAL GROWTH OF $10,000 INVESTMENT

For the period December 28, 2020* to June 30, 2021

* Inception date.

Simplify Volt Pop Culture Disruption ETF

Management’s Discussion of Fund Performance (Continued)

June 30, 2021 (Unaudited)

HISTORICAL PERFORMANCE

Total Return as of June 30, 2021

Cumulative Total Return*
Simplify Volt Pop Culture Disruption ETF NAV	-1.19%
Simplify Volt Pop Culture Disruption ETF Market Price	0.90%
S&P 500 Total Return Index	16.10%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 1.03% and the net expense ratio is 1.03%. (Actual expenses excluding acquired fund fees and expenses can be referenced in the Financial Highlights section later in this report.) Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call 1 (855) 772-8488.

* Since Inception December 28, 2020.

The S&P 500 Total Return Index is a stock market index that tracks 500 large companies listed on stock exchanges in the United States. Investors cannot invest directly in an index.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The ETF may be non-diversified, which may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. The fund is new and has limited operating history to judge.

Simplify Volt RoboCar Disruption and Tech ETF

Management’s Discussion of Fund Performance

June 30, 2021 (Unaudited)

Simplify Volt Robocar Disruption and Tech ETF [Ticker: VCAR]

For the period ended June 30, 2021, VCAR returned -5.34% since its inception on December 28, 2020 vs. the S&P 500 Total Return Index benchmark return of 16.10% for the same period. The Fund’s underperformance is due to its sizable allocation (with over 24% of portfolio’s market value) to Tesla (TSLA), which underperformed relative to the broader U.S. equity market. Tesla was the only single stock holding in the Fund as of June 30, 2021. During the reporting period, the fund provided exposure to the autonomous vehicle & tech subsector. As such, if this were to continue, we could expect performance to deviate from its benchmark which represents the broader U.S. equity market.

HYPOTHETICAL GROWTH OF $10,000 INVESTMENT

For the period December 28, 2020* to June 30, 2021

* Inception date.

Simplify Volt RoboCar Disruption and Tech ETF

Management’s Discussion of Fund Performance (Continued)

June 30, 2021 (Unaudited)

HISTORICAL PERFORMANCE

Total Return as of June 30, 2021

Cumulative Total Return*
Simplify Volt RoboCar Disruption and Tech ETF NAV	-5.34%
Simplify Volt RoboCar Disruption and Tech ETF Market Price	-4.81%
S&P 500 Total Return Index	16.10%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 1.09% and the net expense ratio is 1.09%. (Actual expenses excluding acquired fund fees and expenses can be referenced in the Financial Highlights section later in this report.) Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call 1 (855) 772-8488.

* Since Inception December 28, 2020.

The S&P 500 Total Return Index is a stock market index that tracks 500 large companies listed on stock exchanges in the United States. Investors cannot invest directly in an index.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The ETF may be non-diversified, which may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. The fund is new and has limited operating history to judge.

Simplify Volatility Premium ETF

Management’s Discussion of Fund Performance

June 30, 2021 (Unaudited)

Simplify Volatility Premium ETF [Ticker: SVOL]

For the period ended June 30, 2021, SVOL returned 8.05% since its inception on May 12, 2021 vs. the S&P 500 VIX Short-Term Futures Index benchmark return of -39.11% for the same period. The Fund’s outperformance is due to the monetization of premiums in short term VIX futures, which declined during this period.

At June 30, 2021, the Fund’s financial statements covered a period of less than 6 months, therefore a line graph is not presented.

HISTORICAL PERFORMANCE

Total Return as of June 30, 2021

Cumulative Total Return*
Simplify Volatility Premium ETF NAV	8.05%
Simplify Volatility Premium ETF Market Price	7.56%
S&P 500 VIX Short-Term Futures Index	-39.11%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.50% and the net expense ratio is 0.50%. (Actual expenses excluding acquired fund fees and expenses can be referenced in the Financial Highlights section later in this report.) Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call 1 (855) 772-8488.

* Since Inception May 12, 2021.

The S&P 500® VIX Short-Term Futures Index utilizes prices of the next two near-term VIX® futures contracts to replicate a position that rolls the nearest month VIX futures to the next month on a daily basis in equal fractional amounts. This results in a constant one-month rolling long position in first and second month VIX futures contracts. Investors cannot invest directly in an index.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The ETF may be non-diversified, which may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. The fund is new and has limited operating history to judge.

Simplify Exchange Traded Funds

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period the Funds, except for Simplify Interest Rate Hedge ETF, Simplify US Equity PLUS GBTC ETF, Simplify Volt Cloud and Cybersecurity Disruption ETF, Simplify Volt Fintech Disruption ETF, Simplify Volt Pop Culture Disruption ETF, Simplify Volt RoboCar Disruption and Tech ETF and Simplify Volatility Premium ETF, limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 except otherwise noted below, to June 30, 2021).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Fund’s actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000 (1)
Simplify Interest Rate Hedge ETF
Actual	$1,000.00	$811.10	0.50%	$0.63	(2)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
Simplify Nasdaq 100 PLUS Convexity ETF
Actual	$1,000.00	$1,112.50	0.25%	$1.31
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
Simplify Nasdaq 100 PLUS Downside Convexity ETF
Actual	$1,000.00	$1,103.50	0.25%	$1.30
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
Simplify US Equity PLUS Convexity ETF
Actual	$1,000.00	$1,141.50	0.25%	$1.33
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
Simplify US Equity PLUS Downside Convexity ETF
Actual	$1,000.00	$1,130.50	0.25%	$1.32
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
Simplify US Equity PLUS GBTC ETF
Actual	$1,000.00	$1,014.60	0.51%	$0.52	(3)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	0.51%	$2.56
Simplify US Equity PLUS Upside Convexity ETF
Actual	$1,000.00	$1,154.00	0.25%	$1.34
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
Simplify Volt Cloud and Cybersecurity Disruption ETF
Actual	$1,000.00	$1,096.20	0.95%	$4.94
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	0.95%	$4.76
Simplify Volt Fintech Disruption ETF
Actual	$1,000.00	$952.40	0.96%	$4.65
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	0.96%	$4.81
Simplify Volt Pop Culture Disruption ETF
Actual	$1,000.00	$985.00	0.95%	$4.68
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	0.95%	$4.76

Simplify Exchange Traded Funds

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000 (1)
Simplify Volt RoboCar Disruption and Tech ETF
Actual	$1,000.00	$905.30	0.95%	$4.49
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	0.95%	$4.76
Simplify Volatility Premium ETF
Actual	$1,000.00	$1,080.50	0.51%	$0.71	(4)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	0.51%	$2.56

(1)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
(2)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 51 (the number of days in the period May 11, 2021 (commencement of operations) to June 30, 2021), then divided by 365.
(3)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 37 (the number of days in the period May 25, 2021 (commencement of operations) to June 30, 2021), then divided by 365.
(4)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 49 (the number of days in the period May 13, 2021 (commencement of operations) to June 30, 2021), then divided by 365.

Simplify Interest Rate Hedge ETF

Schedule of Investments

June 30, 2021

	Principal	Value
U.S. Government Obligations – 61.4%
U.S. Treasury Note, 0.75%, 4/30/2026(a)
(Cost $38,631,530)	$38,750,000	$38,577,441

	Notional Amount
Purchased Swaptions – (18.8)%

Puts – Over the Counter – (18.8)%
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of 3-month LIBOR, Expires 5/11/28 (counterparty: Bank of America NA)	280,000,000	(1,205,217)
Interest Rate Swaption, pay semi annually a fixed rate of 3.50% and received quarterly a floating rate of 3-month LIBOR, Expires 5/12/28 (counterparty: Goldman Sachs International)	74,000,000	(1,209,670)
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of 3-month LIBOR, Expires 5/12/28 (counterparty: Goldman Sachs International)	250,000,000	(2,859,215)
Interest Rate Swaption, pay semi annually a fixed rate of 3.50% and received quarterly a floating rate of 3-month LIBOR, Expires 5/11/28 (counterparty: Morgan Stanley Capital Services LLC)	166,000,000	(3,209,207)
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of 3-month LIBOR, Expires 5/11/28 (counterparty: Morgan Stanley Capital Services LLC)	310,000,000	(3,304,947)
		(11,788,256)

Total Purchased Swaptions (Cost $0)		(11,788,256)

Total Investments – 42.6%
(Cost $38,631,530)		$26,789,185
Other Assets in Excess of Liabilities – 57.4%		36,070,936
Net Assets – 100.0%		$62,860,121

(a)	Security with an aggregate market value of $6,084,783 and cash of $7,390,000 have been pledged as collateral for purchased swaptions as of June 30, 2021.

Summary of Schedule of Investments

Industry	% of Net Assets
U.S. Government Obligations	61.4%
Purchased Swaptions	(18.8)%
Total Investments	42.6%
Other Assets in Excess of Liabilities	57.4%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Nasdaq 100 PLUS Convexity ETF

Schedule of Investments

June 30, 2021

	Shares	Value
Exchange-Traded Funds – 98.1%
Invesco QQQ Trust Series 1(a)
(Cost $2,471,286)	8,169	$2,895,339

	Number of Contracts	Notional Amount
Purchased Options – 1.9%

Calls – Exchange-Traded – 1.4%
NASDAQ 100 Index, September Strike Price $17,000, Expires 9/17/21	1	$1,700,000	1,195
NASDAQ 100 Index, December Strike Price $16,000, Expires 12/17/21	1	1,600,000	21,930
NASDAQ 100 Index, March Strike Price $17,000, Expires 3/18/22	1	1,700,000	17,445
			40,570
Puts – Exchange-Traded – 0.5%
Invesco QQQ Trust, June Strike Price $100, Expires 6/17/22	119	1,190,000	3,689
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/17/21	1	700,000	475
NASDAQ 100 Index, December Strike Price $4,000, Expires 12/17/21	3	1,200,000	945
NASDAQ 100 Index, March Strike Price $7,000, Expires 3/18/22	1	700,000	3,205
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/16/22	1	700,000	6,100
			14,414

Total Purchased Options (Cost $82,343)			54,984

Shares
Money Market Funds – 0.0%†
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 0.01%(b)
(Cost $1,037)	1,037	1,037

Total Investments – 100.0%
(Cost $2,554,666)	$2,951,360
Other Assets in Excess of Liabilities – 0.0%†	1,281
Net Assets – 100.0%	$2,952,641

†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.invesco.com.
(b)	Rate shown reflects the 7-day yield as of June 30, 2021.

Summary of Schedule of Investments

Industry	% of Net Assets
Exchange-Traded Funds	98.1%
Purchased Options	1.9%
Money Market Funds	0.0%†
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%†
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Nasdaq 100 PLUS Downside Convexity ETF

Schedule of Investments

June 30, 2021

	Shares	Value
Exchange-Traded Funds – 99.1%
Invesco QQQ Trust Series 1(a)
(Cost $2,600,794)	8,109	$2,874,073

	Number of Contracts	Notional Amount
Purchased Options – 0.9%

Puts – Exchange-Traded – 0.9%
Invesco QQQ Trust, June Strike Price $100, Expires 6/17/22	236	$2,360,000	7,316
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/17/21	1	700,000	475
NASDAQ 100 Index, December Strike Price $4,000, Expires 12/17/21	5	2,000,000	1,575
NASDAQ 100 Index, March Strike Price $7,000, Expires 3/18/22	1	700,000	3,205
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/16/22	2	1,400,000	12,200
			24,771

Total Purchased Options (Cost $57,486)			24,771

Shares
Money Market Funds – 0.0%†
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 0.01%(b)
(Cost $736)	736	736

Total Investments – 100.0%
(Cost $2,659,016)	$2,899,580
Other Assets in Excess of Liabilities – 0.0%†	976
Net Assets – 100.0%	$2,900,556

†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.invesco.com.
(b)	Rate shown reflects the 7-day yield as of June 30, 2021.

Summary of Schedule of Investments

Industry	% of Net Assets
Exchange-Traded Funds	99.1%
Purchased Options	0.9%
Money Market Funds	0.0%†
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%†
Net Assets	100.0%

See Notes to Financial Statements

Simplify US Equity PLUS Convexity ETF

Schedule of Investments

June 30, 2021

	Shares	Value
Exchange-Traded Funds – 98.1%
iShares Core S&P 500 ETF(a)
(Cost $79,311,057)	202,908	$87,234,207

	Number of Contracts	Notional Amount
Purchased Options – 1.9%

Calls – Exchange-Traded – 1.4%
S&P 500 Index, September Strike Price $4,400, Expires 9/17/21	126	$55,440,000	634,410
S&P 500 Index, March Strike Price $5,000, Expires 3/18/22	172	86,000,000	257,140
SPDR S&P 500, September Strike Price $510, Expires 9/16/22	507	25,857,000	197,730
SPDR S&P 500, March Strike Price $510, Expires 3/17/23	285	14,535,000	202,778
			1,292,058
Puts – Exchange-Traded – 0.5%
S&P 500 Index, September Strike Price $1,800, Expires 9/17/21	86	15,480,000	4,730
S&P 500 Index, December Strike Price $1,800, Expires 12/17/21	100	18,000,000	34,500
S&P 500 Index, March Strike Price $2,000, Expires 3/18/22	65	13,000,000	56,550
S&P 500 Index, June Strike Price $2,000, Expires 6/17/22	71	14,200,000	92,655
SPDR S&P 500, September Strike Price $210, Expires 9/16/22	1,025	21,525,000	221,913
			410,348

Total Purchased Options (Cost $1,768,209)			1,702,406

Shares
Money Market Funds – 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)
(Cost $507,523)	507,523	507,523

Total Investments – 100.6%
(Cost $81,586,789)	$89,444,136
Liabilities in Excess of Other Assets – (0.6)%	(497,666)
Net Assets – 100.0%	$88,946,470

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Rate shown reflects the 7-day yield as of June 30, 2021.

Summary of Schedule of Investments

Industry	% of Net Assets
Exchange-Traded Funds	98.1%
Purchased Options	1.9%
Money Market Funds	0.6%
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify US Equity PLUS Downside Convexity ETF

Schedule of Investments

June 30, 2021

	Shares	Value
Exchange-Traded Funds – 99.1%
iShares Core S&P 500 ETF(a)
(Cost $205,455,276)	517,822	$222,622,034

	Number of Contracts	Notional Amount
Purchased Options – 0.9%

Puts – Exchange-Traded – 0.9%
S&P 500 Index, September Strike Price $1,800, Expires 9/17/21	369	$66,420,000	20,295
S&P 500 Index, December Strike Price $1,800, Expires 12/17/21	507	91,260,000	174,915
S&P 500 Index, March Strike Price $2,000, Expires 3/18/22	328	65,600,000	285,360
S&P 500 Index, June Strike Price $2,000, Expires 6/17/22	356	71,200,000	464,580
SPDR S&P 500, September Strike Price $210, Expires 9/16/22	5,182	108,822,000	1,121,903
			2,067,053

Total Purchased Options (Cost $3,779,665)			2,067,053

	Shares
Money Market Funds – 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)
(Cost $926,163)	926,163	926,163

Total Investments – 100.4%
(Cost $210,161,104)		$225,615,250
Liabilities in Excess of Other Assets – (0.4)%		(919,617)
Net Assets – 100.0%		$224,695,633

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Rate shown reflects the 7-day yield as of June 30, 2021.

Summary of Schedule of Investments

Industry	% of Net Assets
Exchange-Traded Funds	99.1%
Purchased Options	0.9%
Money Market Funds	0.4%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify US Equity PLUS GBTC ETF

Schedule of Investments

June 30, 2021

	Shares	Value
Exchange-Traded Funds – 86.0%
iShares Core S&P 500 ETF(a)
(Cost $86,615,501)	205,078	$88,167,134
Grantor Trusts – 8.9%
Grayscale Bitcoin Trust BTC*
(Cost $9,553,505)	306,127	9,125,646

Total Investments – 94.9%
(Cost $96,169,006)	$97,292,780
Other Assets in Excess of Liabilities – 5.1%	5,261,088
Net Assets – 100.0%	$102,553,868

*	Non Income Producing
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.

At June 30, 2021 open futures contracts purchased were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	70	$15,010,100	9/17/21	$177,736

Summary of Schedule of Investments

Industry	% of Net Assets
Exchange-Traded Funds	86.0%
Grantor Trusts	8.9%
Total Investments	94.9%
Other Assets in Excess of Liabilities	5.1%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify US Equity PLUS Upside Convexity ETF

Schedule of Investments

June 30, 2021

	Shares	Value
Exchange-Traded Funds – 97.1%
iShares Core S&P 500 ETF(a)
(Cost $7,876,697)	20,993	$9,025,311

	Number of Contracts	Notional Amount
Purchased Options – 2.9%

Calls – Exchange-Traded – 2.9%
S&P 500 Index, September Strike Price $4,400, Expires 9/17/21	26	$11,440,000	130,910
S&P 500 Index, March Strike Price $5,000, Expires 3/18/22	36	18,000,000	53,820
SPDR S&P 500, September Strike Price $510, Expires 9/16/22	109	5,559,000	42,510
SPDR S&P 500, March Strike Price $510, Expires 3/17/23	61	3,111,000	43,401
			270,641

Total Purchased Options (Cost $261,166)			270,641

	Shares
Money Market Funds – 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)
(Cost $47,205)	47,205	47,205

Total Investments – 100.5%
(Cost $8,185,068)		$9,343,157
Liabilities in Excess of Other Assets – (0.5)%		(46,104)
Net Assets – 100.0%		$9,297,053

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Rate shown reflects the 7-day yield as of June 30, 2021.

Summary of Schedule of Investments

Industry	% of Net Assets
Exchange-Traded Funds	97.1%
Purchased Options	2.9%
Money Market Funds	0.5%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Volt Cloud and Cybersecurity Disruption ETF

Schedule of Investments

June 30, 2021

	Shares	Value
Common Stocks – 58.9%
Communications – 1.8%
Okta, Inc.*	383	$93,712
Technology – 57.1%
Cloudflare, Inc., Class A*	9,000	952,560
Crowdstrike Holdings, Inc., Class A*	4,860	1,221,367
Datadog, Inc., Class A*	2,176	226,478
Dropbox, Inc., Class A*	6,736	204,168
Fastly, Inc., Class A*	2,352	140,179
Snowflake, Inc., Class A*	862	208,432
Zscaler, Inc.*	466	100,684
		3,053,868
Total Common Stocks (Cost $2,709,558)		3,147,580
Exchange-Traded Funds – 20.8%
Invesco QQQ Trust Series 1
(Cost $1,046,090)	3,136	1,111,493

	Number of Contracts	Notional Amount
Purchased Options – 7.1%

Calls – Exchange-Traded – 6.3%
Cloudflare, Inc., July Strike Price $135, Expires 7/16/21	583	$7,870,500	8,162
Cloudflare, Inc., January Strike Price $135, Expires 1/21/22	178	2,403,000	112,585
Cloudflare, Inc., January Strike Price $135, Expires 1/20/23	74	999,000	121,360
Crowdstrike Holdings, Inc., January Strike Price $310, Expires 1/21/22	14	434,000	20,895
Crowdstrike Holdings, Inc., January Strike Price $350, Expires 1/21/22	10	350,000	8,050
Crowdstrike Holdings, Inc., January Strike Price $310, Expires 1/20/23	16	496,000	65,400
			336,452
Puts – Exchange-Traded – 0.8%
Invesco QQQ Trust, June Strike Price $100, Expires 6/17/22	366	3,660,000	11,346
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/17/21	3	2,100,000	1,425
NASDAQ 100 Index, December Strike Price $4,000, Expires 12/17/21	14	5,600,000	4,410
NASDAQ 100 Index, March Strike Price $7,000, Expires 3/18/22	3	2,100,000	9,615
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/16/22	3	2,100,000	18,300
			45,096

Total Purchased Options (Cost $306,592)			381,548

	Shares
Money Market Funds – 3.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 0.01%(a)
(Cost $173,678)	173,678	173,678

Total Investments – 90.0%
(Cost $4,235,918)		$4,814,299
Other Assets in Excess of Liabilities – 10.0%		535,203
Net Assets – 100.0%		$5,349,502

See Notes to Financial Statements.

Simplify Volt Cloud and Cybersecurity Disruption ETF

Schedule of Investments (Continued)

June 30, 2021

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of June 30, 2021.

Summary of Schedule of Investments

Industry	% of Net Assets
Common Stocks	58.9%
Exchange-Traded Funds	20.8%
Purchased Options	7.1%
Money Market Funds	3.2%
Total Investments	90.0%
Other Assets in Excess of Liabilities	10.0%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Volt Fintech Disruption ETF

Schedule of Investments

June 30, 2021

	Shares	Value
Common Stocks – 52.9%
Communications – 10.7%
MercadoLibre, Inc.*	63	$98,141
Pinduoduo, Inc., ADR*	450	57,159
Shopify, Inc., Class A*	87	127,105
		282,405
Consumer, Non-cyclical – 19.8%
PayPal Holdings, Inc.*	443	129,126
Square, Inc., Class A*	1,624	395,931
		525,057
Financial – 22.4%
Coinbase Global, Inc., Class A*	563	142,608
Lemonade, Inc.*	4,102	448,800
		591,408
Total Common Stocks (Cost $1,453,537)		1,398,870
Exchange-Traded Funds – 31.2%
Invesco QQQ Trust Series 1(a)
(Cost $731,546)	2,329	825,467

	Number of Contracts	Notional Amount
Purchased Options – 8.6%

Calls – Exchange-Traded – 7.5%
Lemonade, Inc., September Strike Price $260, Expires 9/17/21	29	$754,000	797
Lemonade, Inc., January Strike Price $190, Expires 1/21/22	147	2,793,000	69,825
Lemonade, Inc., January Strike Price $190, Expires 1/20/23	41	779,000	68,675
Square, Inc., September Strike Price $390, Expires 9/17/21	27	1,053,000	1,242
Square, Inc., January Strike Price $350, Expires 1/21/22	18	630,000	11,205
Square, Inc., January Strike Price $350, Expires 1/20/23	20	700,000	45,900
			197,644
Puts – Exchange-Traded – 1.1%
Invesco QQQ Trust, June Strike Price $100, Expires 6/17/22	201	2,010,000	6,231
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/17/21	2	1,400,000	950
NASDAQ 100 Index, December Strike Price $4,000, Expires 12/17/21	7	2,800,000	2,205
NASDAQ 100 Index, March Strike Price $7,000, Expires 3/18/22	2	1,400,000	6,410
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/16/22	2	1,400,000	12,200
			27,996

Total Purchased Options (Cost $443,942)			225,640

Shares
Money Market Funds – 12.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 0.01%(b)
(Cost $330,957)	330,957	330,957

See Notes to Financial Statements.

Simplify Volt Fintech Disruption ETF

Schedule of Investments (Continued)

June 30, 2021

Value
Total Investments – 105.2%
(Cost $2,959,982)	$2,780,934
Liabilities in Excess of Other Assets – (5.2)%	(137,282)
Net Assets – 100.0%	$2,643,652

*	Non Income Producing
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.invesco.com.
(b)	Rate shown reflects the 7-day yield as of June 30, 2021.

Summary of Schedule of Investments

Industry	% of Net Assets
Common Stocks	52.9%
Exchange-Traded Funds	31.2%
Purchased Options	8.6%
Money Market Funds	12.5%
Total Investments	105.2%
Liabilities in Excess of Other Assets	(5.2)%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Volt Pop Culture Disruption ETF

Schedule of Investments

June 30, 2021

	Shares	Value
Common Stocks – 58.4%
Communications – 50.6%
Facebook, Inc., Class A*	140	$48,679
Netflix, Inc.*	72	38,031
Snap, Inc., Class A*	3,700	252,118
Spotify Technology SA*	840	231,496
Walt Disney Co. (The)*	324	56,950
		627,274
Consumer, Cyclical – 3.6%
Peloton Interactive, Inc., Class A*	356	44,151
Technology – 4.2%
Activision Blizzard, Inc.	548	52,301
Total Common Stocks (Cost $683,472)		723,726
Exchange-Traded Funds – 33.1%
Invesco QQQ Trust Series 1(a)
(Cost $361,771)	1,157	410,075

	Number of Contracts	Notional Amount
Purchased Options – 4.8%

Calls – Exchange-Traded – 3.7%
Snap, Inc., July Strike Price $75, Expires 7/16/21	20	$150,000	1,560
Snap, Inc., January Strike Price $75, Expires 1/21/22	6	45,000	4,605
Snap, Inc., January Strike Price $105, Expires 1/21/22	41	430,500	8,405
Snap, Inc., January Strike Price $75, Expires 1/20/23	8	60,000	11,160
Snap, Inc., January Strike Price $105, Expires 1/20/23	24	252,000	16,500
Spotify Technology SA, July Strike Price $500, Expires 7/16/21	6	300,000	60
Spotify Technology SA, January Strike Price $500, Expires 1/21/22	3	150,000	443
Spotify Technology SA, January Strike Price $500, Expires 1/20/23	3	150,000	3,840
			46,573
Puts – Exchange-Traded – 1.1%
Invesco QQQ Trust, June Strike Price $100, Expires 6/17/22	99	990,000	3,069
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/17/21	1	700,000	475
NASDAQ 100 Index, December Strike Price $4,000, Expires 12/17/21	3	1,200,000	945
NASDAQ 100 Index, March Strike Price $7,000, Expires 3/18/22	1	700,000	3,205
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/16/22	1	700,000	6,100
			13,794

Total Purchased Options (Cost $122,694)			60,367

Shares
Money Market Funds – 0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 0.01%(b)
(Cost $5,607)	5,607	5,607

See Notes to Financial Statements.

Simplify Volt Pop Culture Disruption ETF

Schedule of Investments (Continued)

June 30, 2021

Value
Total Investments – 96.8%
(Cost $1,173,544)	$1,199,775
Other Assets in Excess of Liabilities – 3.2%	39,276
Net Assets – 100.0%	$1,239,051

*	Non Income Producing
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.invesco.com.
(b)	Rate shown reflects the 7-day yield as of June 30, 2021.

Summary of Schedule of Investments

Industry	% of Net Assets
Common Stocks	58.4%
Exchange-Traded Funds	33.1%
Purchased Options	4.8%
Money Market Funds	0.5%
Total Investments	96.8%
Other Assets in Excess of Liabilities	3.2%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Volt RoboCar Disruption and Tech ETF

Schedule of Investments

June 30, 2021

	Shares	Value
Exchange-Traded Funds – 70.4%
Invesco Nasdaq Next Gen 100 ETF(a)	20,854	$717,586
Invesco QQQ Trust Series 1(a)	2,099	743,949
Total Exchange-Traded Funds (Cost $1,390,472)		1,461,535
Common Stocks – 15.6%
Consumer, Cyclical – 15.6%
Tesla, Inc.*
(Cost $371,772)	478	324,896

	Number of Contracts	Notional Amount
Purchased Options – 9.7%

Calls – Exchange-Traded – 8.8%
Tesla, Inc., September Strike Price $1,300, Expires 9/17/21	8	$1,040,000	1,996
Tesla, Inc., September Strike Price $1,700, Expires 9/17/21	14	2,380,000	1,526
Tesla, Inc., January Strike Price $750, Expires 1/21/22	9	675,000	79,267
Tesla, Inc., January Strike Price $1,275, Expires 1/21/22	8	1,020,000	11,400
Tesla, Inc., January Strike Price $1,275, Expires 1/20/23	7	892,500	53,008
Tesla, Inc., March Strike Price $1,725, Expires 3/17/23	7	1,207,500	36,050
			183,247
Puts – Exchange-Traded – 0.9%
Invesco QQQ Trust, June Strike Price $100, Expires 6/17/22	177	1,770,000	5,487
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/17/21	1	700,000	475
NASDAQ 100 Index, December Strike Price $4,000, Expires 12/17/21	7	2,800,000	2,205
NASDAQ 100 Index, March Strike Price $7,000, Expires 3/18/22	1	700,000	3,205
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/16/22	1	700,000	6,100
			17,472

Total Purchased Options (Cost $291,627)			200,719

Shares
Money Market Funds – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 0.01%(b)
(Cost $1,229)	1,229	1,229

Total Investments – 95.8%
(Cost $2,055,100)	$1,988,379
Other Assets in Excess of Liabilities – 4.2%	87,215
Net Assets – 100.0%	$2,075,594

*	Non Income Producing
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.invesco.com.
(b)	Rate shown reflects the 7-day yield as of June 30, 2021.

See Notes to Financial Statements.

Simplify Volt RoboCar Disruption and Tech ETF

Schedule of Investments (Continued)

June 30, 2021

Summary of Schedule of Investments

Industry	% of Net Assets
Exchange-Traded Funds	70.4%
Common Stocks	15.6%
Purchased Options	9.7%
Money Market Funds	0.1%
Total Investments	95.8%
Other Assets in Excess of Liabilities	4.2%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Volatility Premium ETF

Consolidated Schedule of Investments

June 30, 2021

	Shares	Value
Exchange-Traded Funds – 45.4%
ProShares Short VIX Short-Term Futures ETF*,(a)	120,122	$6,672,777
Schwab Short-Term U.S. Treasury ETF(b)	1,500	76,830
Total Exchange-Traded Funds (Cost $6,164,999)		6,749,607

Principal
U.S. Government Obligations – 0.2%
U.S. Treasury Note, 0.13%, 4/30/2023(b)
(Cost $24,982)	$25,000	24,955

	Notional Amount
Purchased Options – 0.3%

Calls – Exchange-Traded – 0.3%
iPath Series B S&P 500 VIX Short-Term Futures ETN, August Strike Price $79, Expires 8/20/21	$3,950,000	20,000
iPath Series B S&P 500 VIX Short-Term Futures ETN, August Strike Price $80, Expires 8/20/21	4,000,000	20,250
		40,250

Total Purchased Options (Cost $41,234)		40,250

Total Investments – 45.9%
(Cost $6,231,215)		$6,814,812
Other Assets in Excess of Liabilities – 54.1%		8,042,307
Net Assets – 100.0%		$14,857,119

*	Non Income Producing
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.proshares.com.
(b)	Securities with an aggregate market value of $101,785 have been pledged as collateral for purchased options as of June 30, 2021.

At June 30, 2021 open futures contracts sold were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
CBOE VIX Future	(10)	$(179,033)	7/21/21	$(24)
CBOE VIX Future	(8)	(157,990)	8/18/21	(99)
Total net unrealized depreciation				$(123)

See Notes to Financial Statements.

Simplify Volatility Premium ETF

Consolidated Schedule of Investments (Continued)

June 30, 2021

Summary of Schedule of Investments

Industry	% of Net Assets
Exchange-Traded Funds	45.4%
Purchased Options	0.3%
U.S. Government Obligations	0.2%
Total Investments	45.9%
Other Assets in Excess of Liabilities	54.1%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities

June 30, 2021

	Simplify Interest Rate Hedge ETF	Simplify Nasdaq 100 PLUS Convexity ETF	Simplify Nasdaq 100 PLUS Downside Convexity ETF	Simplify US Equity PLUS Convexity ETF
Assets
Investments, at value	$26,789,185	$2,951,360	$2,899,580	$89,444,136
Cash	29,087,296	—	—	—
Cash held as collateral for swaptions	7,390,000	—	—	—
Receivables:
Interest	48,175	—	—	—
Dividends	—	3,241	3,217	1
Investment adviser	—	583	576	17,559
Total assets	63,314,656	2,955,184	2,903,373	89,461,696

Liabilities
Due to custodian	—	—	—	8,033
Due to broker	430,000	—	—	—
Payables:
Investment advisory fees	24,535	1,166	1,151	35,119
Distributions payable	—	1,377	1,666	472,074
Total liabilities	454,535	2,543	2,817	515,226
Net Assets	$62,860,121	$2,952,641	$2,900,556	$88,946,470

Net Assets Consist of
Paid-in capital	$74,705,659	$2,567,033	$2,685,144	$81,719,314
Distributable earnings (loss)	(11,845,538)	385,608	215,412	7,227,156
Net Assets	$62,860,121	$2,952,641	$2,900,556	$88,946,470
Number of Common Shares outstanding	1,550,001	100,001	100,001	2,904,000
Net Asset Value, offering and redemption price per share	$40.55	$29.53	$29.01	$30.63
Investments, at cost	$38,631,530	$2,554,666	$2,659,016	$81,586,789

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities (Continued)

June 30, 2021

	Simplify US Equity PLUS Downside Convexity ETF	Simplify US Equity PLUS GBTC ETF	Simplify US Equity PLUS Upside Convexity ETF	Simplify Volt Cloud and Cybersecurity Disruption ETF
Assets
Investments, at value	$225,615,250	$97,292,780	$9,343,157	$4,814,299
Cash	—	1,582,105	—	—
Cash held as collateral for futures	—	3,585,000	—	—
Receivables:
Capital shares	1,513,102	—	—	—
Investment adviser	44,696	—	1,903	—
Securities sold	8,033	—	—	543,809
Dividends	2	—	—	856
Variation margin on futures contracts	—	23,100	—	—
Due from broker	—	281,493	—	—
Total assets	227,181,083	102,764,478	9,345,060	5,358,964

Liabilities
Payables:
Securities purchased	1,512,297	—	—	7,003
Distributions payable	883,761	177,431	44,202	—
Investment advisory fees	89,392	33,179	3,805	2,459
Total liabilities	2,485,450	210,610	48,007	9,462
Net Assets	$224,695,633	$102,553,868	$9,297,053	$5,349,502

Net Assets Consist of
Paid-in capital	$209,787,270	$101,124,673	$8,131,155	$4,876,776
Distributable earnings (loss)	14,908,363	1,429,195	1,165,898	472,726
Net Assets	$224,695,633	$102,553,868	$9,297,053	$5,349,502
Number of Common Shares outstanding	7,425,001	4,050,001	300,001	400,316
Net Asset Value, offering and redemption price per share	$30.26	$25.32	$30.99	$13.36
Investments, at cost	$210,161,104	$96,169,006	$8,185,068	$4,235,918

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities (Continued)

June 30, 2021

	Simplify Volt Fintech Disruption ETF	Simplify Volt Pop Culture Disruption ETF	Simplify Volt RoboCar Disruption and Tech ETF
Assets
Investments, at value	$2,780,934	$1,199,775	$1,988,379
Cash	—	—	394
Receivables:
Securities sold	14,734	39,725	8,169
Dividends	924	459	833
Due from broker	—	—	79,328
Total assets	2,796,592	1,239,959	2,077,103

Liabilities
Payables:
Securities purchased	151,025	—	—
Investment advisory fees	1,915	908	1,509
Total liabilities	152,940	908	1,509
Net Assets	$2,643,652	$1,239,051	$2,075,594

Net Assets Consist of
Paid-in capital	$3,101,845	$1,253,884	$2,574,972
Distributable earnings (loss)	(458,193)	(14,833)	(499,378)
Net Assets	$2,643,652	$1,239,051	$2,075,594
Number of Common Shares outstanding	225,316	100,316	175,420
Net Asset Value, offering and redemption price per share	$11.73	$12.35	$11.83
Investments, at cost	$2,959,982	$1,173,544	$2,055,100

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statement of Assets and Liabilities

June 30, 2021

Simplify Volatility Premium ETF
Assets
Investments, at value	$6,814,812
Cash	3,715,611
Cash held as collateral for futures	2,984,000
Receivables:
Capital shares	1,350,599
Due from broker	35,959
Securities sold	2,233
Interest	5
Total assets	14,903,219

Liabilities
Payables:
Securities purchased	41,234
Investment advisory fees	4,743
Variation margin on futures contracts	123
Total liabilities	46,100
Net Assets	$14,857,119

Net Assets Consist of
Paid-in capital	$14,276,688
Distributable earnings (loss)	580,431
Net Assets	$14,857,119
Number of Common Shares outstanding	550,001
Net Asset Value, offering and redemption price per share	$27.01
Investments, at cost	$6,231,215

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations

Period Ended June 30, 2021

	Simplify Interest Rate Hedge ETF(1)	Simplify Nasdaq 100 PLUS Convexity ETF(2)	Simplify Nasdaq 100 PLUS Downside Convexity ETF(2)	Simplify US Equity PLUS Convexity ETF(3)
Investment Income
Dividend income	$—	$11,193	$9,487	$857,358
Interest income	28,446	—	—	—
Total income	28,446	11,193	9,487	857,358

Expenses
Investment advisory fees	31,637	7,569	6,715	268,175
Interest expense	—	16	20	106
Total expenses	31,637	7,585	6,735	268,281
Less fees waived (see Note 5):
Waiver	—	(3,785)	(3,357)	(134,087)
Net expenses	31,637	3,800	3,378	134,194
Net investment income (loss)	(3,191)	7,393	6,109	723,164

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2)	(11,083)	(25,150)	(632,127)
In-kind redemptions	—	—	63,663	11,366,839
Net realized gain (loss)	(2)	(11,083)	38,513	10,734,712
Net change in unrealized appreciation (depreciation) on:
Investments	(11,842,345)	396,694	240,564	7,857,347
Net unrealized gain (loss	(11,842,345)	396,694	240,564	7,857,347
Net realized and unrealized gain (loss)	(11,842,347)	385,611	279,077	18,592,059
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,845,538)	$393,004	$285,186	$19,315,223

(1)	For the period May 11, 2021 (commencement of operations) through June 30, 2021.
(2)	For the period December 11, 2020 (commencement of operations) through June 30, 2021.
(3)	For the period September 4, 2020 (commencement of operations) through June 30, 2021.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations (Continued)

Period Ended June 30, 2021

	Simplify US Equity PLUS Downside Convexity ETF(1)	Simplify US Equity PLUS GBTC ETF(2)	Simplify US Equity PLUS Upside Convexity ETF(1)	Simplify Volt Cloud and Cybersecurity Disruption ETF(3)
Investment Income
Dividend income	$1,174,186	$211,150	$77,236	$1,254

Expenses
Investment advisory fees	329,971	33,384	23,785	8,698
Interest expense	236	409	104	—
Total expenses	330,207	33,793	23,889	8,698
Less fees waived (see Note 5):
Waiver	(164,985)	—	(11,894)	—
Net expenses	165,222	33,793	11,995	8,698
Net investment income (loss)	1,008,964	177,357	65,241	(7,444)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(545,668)	492	7,873	(107,388)
In-kind redemptions	2,269,440	—	179,053	9,501
Futures	—	127,266	—	—
Net realized gain (loss)	1,723,772	127,758	186,926	(97,887)
Net change in unrealized appreciation (depreciation) on:
Investments	15,454,146	1,123,774	1,158,089	578,381
Futures	—	177,736	—	—
Net unrealized gain (loss	15,454,146	1,301,510	1,158,089	578,381
Net realized and unrealized gain (loss)	17,177,918	1,429,268	1,345,015	480,494
Net Increase (Decrease) in Net Assets Resulting from Operations	$18,186,882	$1,606,625	$1,410,256	$473,050

(1)	For the period September 4, 2020 (commencement of operations) through June 30, 2021.
(2)	For the period May 25, 2021 (commencement of operations) through June 30, 2021.
(3)	For the period December 29, 2020 (commencement of operations) through June 30, 2021.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations (Continued)

Period Ended June 30, 2021

	Simplify Volt Fintech Disruption ETF(1)	Simplify Volt Pop Culture Disruption ETF(1)	Simplify Volt RoboCar Disruption and Tech ETF(1)
Investment Income
Dividend income	$1,970	$1,180	$2,543

Expenses
Investment advisory fees	12,562	5,743	10,090
Interest expense	184	—	9
Total expenses	12,746	5,743	10,099
Net investment income (loss)	(10,776)	(4,563)	(7,556)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(275,247)	(36,567)	(425,169)
In-kind redemptions	(51,687)	—	(22,377)
Net realized gain (loss)	(326,934)	(36,567)	(447,546)
Net change in unrealized appreciation (depreciation) on:
Investments	(179,048)	26,231	(66,721)
Net unrealized gain (loss	(179,048)	26,231	(66,721)
Net realized and unrealized gain (loss)	(505,982)	(10,336)	(514,267)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(516,758)	$(14,899)	$(521,823)

(1)	For the period December 29, 2020 (commencement of operations) through June 30, 2021.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statement of Operations

Period Ended June 30, 2021

Simplify Volatility Premium ETF(1)

Expenses
Investment advisory fees	$5,801
Interest expense	150
Total expenses	5,951
Net investment income (loss)	(5,951)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(33,092)
Futures	36,000
Net realized gain (loss)	2,908
Net change in unrealized appreciation (depreciation) on:
Investments	583,597
Futures	(123)
Net unrealized gain (loss	583,474
Net realized and unrealized gain (loss)	586,382
Net Increase (Decrease) in Net Assets Resulting from Operations	$580,431

(1)	For the period May 13, 2021 (commencement of operations) through June 30, 2021.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets

	Simplify Interest Rate Hedge ETF	Simplify Nasdaq 100 PLUS Convexity ETF	Simplify Nasdaq 100 PLUS Downside Convexity ETF	Simplify US Equity PLUS Convexity ETF
	For the period May 11, 2021(1) to June 30, 2021	For the period December 11, 2020(1) to June 30, 2021	For the period December 11, 2020(1) to June 30, 2021	For the period September 4, 2020(1) to June 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(3,191)	$7,393	$6,109	$723,164
Net realized gain (loss)	(2)	(11,083)	38,513	10,734,712
Net change in net unrealized appreciation (depreciation)	(11,842,345)	396,694	240,564	7,857,347
Net increase (decrease) in net assets resulting from operations	(11,845,538)	393,004	285,186	19,315,223

Distributions	—	(7,396)	(6,111)	(723,257)

Fund Shares Transactions
Proceeds from shares sold	73,682,046	2,567,033	3,942,427	127,487,621
Variable transaction fees (see Note 7)	1,023,613	—	—	—
Value of shares redeemed	—	—	(1,320,946)	(57,233,117)
Net increase (decrease) in net assets resulting from fund share transactions	74,705,659	2,567,033	2,621,481	70,254,504
Total net increase (decrease) in Net Assets	62,860,121	2,952,641	2,900,556	88,846,470

Net Assets
Beginning of period	—	—	—	100,000
End of period	$62,860,121	$2,952,641	$2,900,556	$88,946,470

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	—	—	4,000
Shares sold(2)	1,550,001	100,001	150,001	4,825,000
Shares redeemed	—	—	(50,000)	(1,925,000)
Shares outstanding, end of period	1,550,001	100,001	100,001	2,904,000

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify US Equity PLUS Downside Convexity ETF	Simplify US Equity PLUS GBTC ETF	Simplify US Equity PLUS Upside Convexity ETF	Simplify Volt Cloud and Cybersecurity Disruption ETF
	For the period September 4, 2020(1) to June 30, 2021	For the period May 25, 2021(1) to June 30, 2021	For the period September 4, 2020(1) to June 30, 2021	For the period December 29, 2020(1) to June 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,008,964	$177,357	$65,241	$(7,444)
Net realized gain (loss)	1,723,772	127,758	186,926	(97,887)
Net change in net unrealized appreciation (depreciation)	15,454,146	1,301,510	1,158,089	578,381
Net increase (decrease) in net assets resulting from operations	18,186,882	1,606,625	1,410,256	473,050

Distributions	(1,009,141)	(177,430)	(65,305)	—

Fund Shares Transactions
Proceeds from shares sold	225,771,624	101,124,673	11,393,348	5,892,600
Value of shares redeemed	(18,253,732)	—	(3,441,246)	(1,016,148)
Net increase (decrease) in net assets resulting from fund share transactions	207,517,892	101,124,673	7,952,102	4,876,452
Total net increase (decrease) in Net Assets	224,695,633	102,553,868	9,297,053	5,349,502

Net Assets
Beginning of period	—	—	—	—
End of period	$224,695,633	$102,553,868	$9,297,053	$5,349,502

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	—	—	—
Shares sold(2)	8,079,001	4,050,001	429,001	500,316
Shares redeemed	(654,000)	—	(129,000)	(100,000)
Shares outstanding, end of period	7,425,001	4,050,001	300,001	400,316

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Volt Fintech Disruption ETF	Simplify Volt Pop Culture Disruption ETF	Simplify Volt RoboCar Disruption and Tech ETF
	For the period December 29, 2020(1) to June 30, 2021	For the period December 29, 2020(1) to June 30, 2021	For the period December 29, 2020(1) to June 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(10,776)	$(4,563)	$(7,556)
Net realized gain (loss)	(326,934)	(36,567)	(447,546)
Net change in net unrealized appreciation (depreciation)	(179,048)	26,231	(66,721)
Net increase (decrease) in net assets resulting from operations	(516,758)	(14,899)	(521,823)

Fund Shares Transactions
Proceeds from shares sold	3,645,788	1,253,950	4,198,385
Value of shares redeemed	(485,378)	—	(1,600,968)
Net increase (decrease) in net assets resulting from fund share transactions	3,160,410	1,253,950	2,597,417
Total net increase (decrease) in Net Assets	2,643,652	1,239,051	2,075,594

Net Assets
Beginning of period	—	—	—
End of period	$2,643,652	$1,239,051	$2,075,594

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	—	—
Shares sold(2)	275,316	100,316	325,420
Shares redeemed	(50,000)	—	(150,000)
Shares outstanding, end of period	225,316	100,316	175,420

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statement of Changes in Net Assets

Simplify Volatility Premium ETF
For the period May 13, 2021(1) to June 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(5,951)
Net realized gain (loss)	2,908
Net change in net unrealized appreciation (depreciation)	583,474
Net increase (decrease) in net assets resulting from operations	580,431

Fund Shares Transactions
Proceeds from shares sold	16,151,690
Value of shares redeemed	(1,875,002)
Net increase (decrease) in net assets resulting from fund share transactions	14,276,688
Total net increase (decrease) in Net Assets	14,857,119

Net Assets
Beginning of period	—
End of period	$14,857,119

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold(2)	625,001
Shares redeemed	(75,000)
Shares outstanding, end of period	550,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statement of Cash Flows

For the period ended June 30, 2021(1)

Simplify Interest Rate Hedge ETF
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$(11,845,538)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by / (used for) operating activities:
Purchases of long-term investment securities	(38,629,259)
Net change in unrealized (appreciation) / depreciation on long-term investments	11,842,345
Net realized (gain) / loss from sales of investments	2
Net amortization of premium / (discount)	(2,273)
(Increase) Decrease in dividends and interest receivable	(48,175)
Increase (Decrease) in due to broker	430,000
Increase (Decrease) in investment advisory fees payable	24,535
Net Cash Provided by / (Used for) Operating Activities	(38,228,363)
Cash Flows Provided by (Used for) from Financing Activities:
Shares Sold	74,705,659
Cash provided by (used for) financing activities	74,705,659
Net increase (decrease) in cash	36,477,296
Cash and Restricted Cash:
Cash and Restricted Cash, at beginning of period	—
Cash and Restricted Cash(2), at end of period	$36,477,296

(1)	For the period May 11, 2021 (commencement of operations) through June 30, 2021.
(2)	Cash and restricted cash include cash and cash held as collateral or swaptions, as outlined further on the Statements of Assets and Liabilities.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights

Simplify Interest Rate Hedge ETF Selected Per Share Data	Period Ended June 30, 2021(a)
Net Asset Value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.00	)(c)
Net realized and unrealized gain (loss)	(10.42)
Total from investment operations	(10.42)
Variable transaction fees (see Note 7)	0.97
Net Asset Value, end of period	$40.55
Total Return (%)	(18.89)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$63
Ratio of expenses (%)	0.50	(d)
Ratio of net investment income (loss) (%)	(0.05	)(d)
Portfolio turnover rate (%)(e)	0	(f)

Simplify Nasdaq 100 PLUS Convexity ETF Selected Per Share Data	Period Ended June 30, 2021(g)
Net Asset Value, beginning of period	$25.67
Income (loss) from investment operations:
Net investment income (loss)(b)	0.07
Net realized and unrealized gain (loss)	3.86
Total from investment operations	3.93
Less distributions from:
Net investment income	(0.07)
Total distributions	(0.07)
Net Asset Value, end of period	$29.53
Total Return (%)	15.33
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$3
Ratio of expenses before fee waiver (%)	0.50	(d)
Ratio of expenses after fee waiver (%)	0.25	(d)
Ratio of net investment income (loss) (%)	0.49	(d)
Portfolio turnover rate (%)(e)	3	(f)

(a)	For the period May 11, 2021 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $.005.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(f)	Not annualized.
(g)	For the period December 11, 2020 (commencement of operations) through June 30, 2021.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Nasdaq 100 PLUS Downside Convexity ETF Selected Per Share Data	Period Ended June 30, 2021(a)
Net Asset Value, beginning of period	$25.48
Income (loss) from investment operations:
Net investment income (loss)(b)	0.07
Net realized and unrealized gain (loss)	3.52
Total from investment operations	3.59
Less distributions from:
Net investment income	(0.06)
Total distributions	(0.06)
Net Asset Value, end of period	$29.01
Total Return (%)	14.11
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$3
Ratio of expenses before fee waiver (%)	0.50	(c)
Ratio of expenses after fee waiver (%)	0.25	(c)
Ratio of net investment income (loss) (%)	0.45	(c)
Portfolio turnover rate (%)(d)	3	(e)

Simplify US Equity PLUS Convexity ETF Selected Per Share Data	Period Ended June 30, 2021(f)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.31
Net realized and unrealized gain (loss)	5.59
Total from investment operations	5.90
Less distributions from:
Net investment income	(0.27)
Total distributions	(0.27)
Net Asset Value, end of period	$30.63
Total Return (%)	23.68
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$89
Ratio of expenses before fee waiver (%)	0.50	(c)
Ratio of expenses after fee waiver (%)	0.25	(c)
Ratio of net investment income (loss) (%)	1.35	(c)
Portfolio turnover rate (%)(d)	6	(e)

(a)	For the period December 11, 2020 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Annualized.
(d)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(e)	Not annualized.
(f)	For the period September 4, 2020 (commencement of operations) through June 30, 2021.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify US Equity PLUS Downside Convexity ETF Selected Per Share Data	Period Ended June 30, 2021(a)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.36
Net realized and unrealized gain (loss)	5.14
Total from investment operations	5.50
Less distributions from:
Net investment income	(0.24)
Total distributions	(0.24)
Net Asset Value, end of period	$30.26
Total Return (%)	22.07
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$225
Ratio of expenses before fee waiver (%)	0.50	(c)
Ratio of expenses after fee waiver (%)	0.25	(c)
Ratio of net investment income (loss) (%)	1.53	(c)
Portfolio turnover rate (%)(d)	4	(e)

Simplify US Equity PLUS GBTC ETF Selected Per Share Data	Period Ended June 30, 2021(f)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.06
Net realized and unrealized gain (loss)	0.30
Total from investment operations	0.36
Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)
Net Asset Value, end of period	$25.32
Total Return (%)	1.46
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$103
Ratio of expenses (%)	0.51	(c),(g)
Ratio of net investment income (loss) (%)	2.65	(c)
Portfolio turnover rate (%)(d)	2	(e)

(a)	For the period September 4, 2020 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Annualized.
(d)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(e)	Not annualized.
(f)	For the period May 25, 2021 (commencement of operations) through June 30, 2021.
(g)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify US Equity PLUS Upside Convexity ETF Selected Per Share Data	Period Ended June 30, 2021(a)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.32
Net realized and unrealized gain (loss)	6.02
Total from investment operations	6.34
Less distributions from:
Net investment income	(0.35)
Total distributions	(0.35)
Net Asset Value, end of period	$30.99
Total Return (%)	25.52
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$9
Ratio of expenses before fee waiver (%)	0.50	(c)
Ratio of expenses after fee waiver (%)	0.25	(c)
Ratio of net investment income (loss) (%)	1.37	(c)
Portfolio turnover rate (%)(d)	5	(e)

Simplify Volt Cloud and Cybersecurity Disruption ETF Selected Per Share Data	Period Ended June 30, 2021(f)
Net Asset Value, beginning of period	$12.50
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.05)
Net realized and unrealized gain (loss)	0.91
Total from investment operations	0.86
Net Asset Value, end of period	$13.36
Total Return (%)	6.91
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$5
Ratio of expenses (%)	0.95	(c)
Ratio of net investment income (loss) (%)	(0.81	)(c)
Portfolio turnover rate (%)(d)	40	(e)

(a)	For the period September 4, 2020 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Annualized.
(d)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(e)	Not annualized.
(f)	For the period December 29, 2020 (commencement of operations) through June 30, 2021.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Volt Fintech Disruption ETF Selected Per Share Data	Period Ended June 30, 2021(a)
Net Asset Value, beginning of period	$12.50
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.05)
Net realized and unrealized gain (loss)	(0.72)
Total from investment operations	(0.77)
Net Asset Value, end of period	$11.73
Total Return (%)	(6.14)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$3
Ratio of expenses (%)	0.96	(c),(d)
Ratio of net investment income (loss) (%)	(0.81	)(c)
Portfolio turnover rate (%)(e)	47	(f)

Simplify Volt Pop Culture Disruption ETF Selected Per Share Data	Period Ended June 30, 2021(a)
Net Asset Value, beginning of period	$12.50
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.05)
Net realized and unrealized gain (loss)	(0.10)
Total from investment operations	(0.15)
Net Asset Value, end of period	$12.35
Total Return (%)	(1.19)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1
Ratio of expenses (%)	0.95	(c)
Ratio of net investment income (loss) (%)	(0.75	)(c)
Portfolio turnover rate (%)(e)	7	(f)

(a)	For the period December 29, 2020 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Annualized.
(d)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(f)	Not annualized.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Volt RoboCar Disruption and Tech ETF Selected Per Share Data	Period Ended June 30, 2021(a)
Net Asset Value, beginning of period	$12.50
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.04)
Net realized and unrealized gain (loss)	(0.63)
Total from investment operations	(0.67)
Net Asset Value, end of period	$11.83
Total Return (%)	(5.34)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$2
Ratio of expenses (%)	0.95	(c)
Ratio of net investment income (loss) (%)	(0.71	)(c)
Portfolio turnover rate (%)(d)	20	(e)

(a)	For the period December 29, 2020 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Annualized.
(d)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(e)	Not annualized.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Financial Highlights

Simplify Volatility Premium ETF Selected Per Share Data	Period Ended June 30, 2021(a)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.02)
Net realized and unrealized gain (loss)	2.03
Total from investment operations	2.01
Net Asset Value, end of period	$27.01
Total Return (%)	8.05
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$15
Ratio of expenses (%)	0.51	(c),(d)
Ratio of net investment income (loss) (%)	(0.51	)(c)
Portfolio turnover rate (%)(e)	10	(f)

(a)	For the period May 13, 2021 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Annualized.
(d)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(f)	Not annualized.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Notes to Financial Statements

June 30, 2021

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of June 30, 2021, the Trust consists of twelve investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Simplify Interest Rate Hedge ETF

Simplify Nasdaq 100 PLUS Convexity ETF

Simplify Nasdaq 100 PLUS Downside Convexity ETF

Simplify US Equity PLUS Convexity ETF

Simplify US Equity PLUS Downside Convexity ETF

Simplify US Equity PLUS GBTC ETF

Simplify US Equity PLUS Upside Convexity ETF

Simplify Volt Cloud and Cybersecurity Disruption ETF

Simplify Volt Fintech Disruption ETF

Simplify Volt Pop Culture Disruption ETF

Simplify Volt RoboCar Disruption and Tech ETF

Simplify Volatility Premium ETF

Effective February 18, 2021, Simplify Growth Equity PLUS Convexity ETF and Simplify Growth Equity PLUS Downside Convexity ETF changed their names to Simplify Nasdaq 100 PLUS Convexity ETF and Simplify Nasdaq 100 PLUS Downside Convexity ETF, respectively.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), except for Simplify Nasdaq 100 PLUS Convexity ETF, Simplify US Equity PLUS GBTC ETF and Simplify Nasdaq 100 PLUS Downside Convexity ETF which offer shares that are listed and traded on the NASDAQ Stock Market LLC (“Nasdaq”). Unlike mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek to provide capital appreciation, except for Simplify Interest Rate Hedge ETF and Simplify Volatility Premium ETF. The investment objectives of Simplify Interest Rate Hedge ETF are to seek to hedge interest rate movements arising from rising long-term interest rates, and to benefit from market stress when fixed income volatility increases, while providing the potential for income. The investment objective of Simplify Volatility Premium ETF is to seek to provide investment results, before fees and expenses, that correspond approximately to one-quarter to one-half the inverse (-0.2x to -0.3x) of the performance of the S&P 500 VIX short-term futures index while seeking to mitigate extreme volatility.

2. Consolidation of Subsidiary

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, and the Consolidated Financial Highlights of the Fund listed below include the accounts of a wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Subsidiary is a Cayman Islands exempted company with limited liability. For Tax purposes, the Fund is required to increase its taxable income by its shares of the Cayman subsidiary’s income. Net losses incurred by the Subsidiary cannot offset income earned by the Fund and cannot be carried back or forward by the Subsidiary to offset income from prior or future years.

Fund	Wholly Owned Subsidiary
Simplify Volatility Premium ETF	Simplify Volatility Premium Cayman Fund

A summary of each Fund’s investment in its corresponding subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2021	% of Fund’s Total Net Assets at June 30, 2021

Simplify Volatility Premium ETF	May 13, 2021	$2,535,584	17.1%

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

June 30, 2021

3. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

Each Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1 of the fair value hierarchy.

Exchange traded options are valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Exchange trade options are categorized as Level 1.

The valuation of the swaptions is based on a composite of broker quotes of forward premium. The forward premium on option expiry/ exercise date is obtained by discounting it’s spot premium by the prevailing market discount factor curve. The average midmarket price for the positions are then used to determine the current gain loss on each position. These securities are categorized as Level 3 of the fair value hierarchy.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the funds have the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

June 30, 2021

The following is a summary of the valuations as of June 30, 2021 for each Fund based upon the three levels defined above:

Simplify Interest Rate Hedge ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$38,577,441	$—	$—	$38,577,441
TOTAL	$38,577,441	$—	$—	$38,577,441

Liabilities	Level 1	Level 2	Level 3	Total
Purchased Swaptions	—	—	(11,788,256)	(11,788,256)
TOTAL	$—	$—	$(11,788,256)	$(11,788,256)

Simplify Nasdaq 100 PLUS Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,895,339	$—	$—	$2,895,339
Purchased Options	54,984	—	—	54,984
Money Market Funds	1,037	—	—	1,037
TOTAL	$2,951,360	$—	$—	$2,951,360

Simplify Nasdaq 100 PLUS Downside Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,874,073	$—	$—	$2,874,073
Purchased Options	24,771	—	—	24,771
Money Market Funds	736	—	—	736
TOTAL	$2,899,580	$—	$—	$2,899,580

Simplify US Equity PLUS Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$87,234,207	$—	$—	$87,234,207
Purchased Options	1,702,406	—	—	1,702,406
Money Market Funds	507,523	—	—	507,523
TOTAL	$89,444,136	$—	$—	$89,444,136

Simplify US Equity PLUS Downside Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$222,622,034	$—	$—	$222,622,034
Purchased Options	2,067,053	—	—	2,067,053
Money Market Funds	926,163	—	—	926,163
TOTAL	$225,615,250	$—	$—	$225,615,250

Simplify US Equity PLUS GBTC ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$88,167,134	$—	$—	$88,167,134
Grantor Trusts	9,125,646	—	—	9,125,646
Futures	177,736	—	—	177,736
TOTAL	$97,470,516	$—	$—	$97,470,516

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

June 30, 2021

Simplify US Equity PLUS Upside Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,025,311	$—	$—	$9,025,311
Purchased Options	270,641	—	—	270,641
Money Market Funds	47,205	—	—	47,205
TOTAL	$9,343,157	$—	$—	$9,343,157

Simplify Volt Cloud and Cybersecurity Disruption ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,147,580	$—	$—	$3,147,580
Exchange-Traded Funds	1,111,493	—	—	1,111,493
Purchased Options	381,548	—	—	381,548
Money Market Funds	173,678	—	—	173,678
TOTAL	$4,814,299	$—	$—	$4,814,299

Simplify Volt Fintech Disruption ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,398,870	$—	$—	$1,398,870
Exchange-Traded Funds	825,467	—	—	825,467
Money Market Funds	330,957	—	—	330,957
Purchased Options	225,640	—	—	225,640
TOTAL	$2,780,934	$—	$—	$2,780,934

Simplify Volt Pop Culture Disruption ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$723,726	$—	$—	$723,726
Exchange-Traded Funds	410,075	—	—	410,075
Purchased Options	60,367	—	—	60,367
Money Market Funds	5,607	—	—	5,607
TOTAL	$1,199,775	$—	$—	$1,199,775

Simplify Volt RoboCar Disruption and Tech ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,461,535	$—	$—	$1,461,535
Common Stocks	324,896	—	—	324,896
Purchased Options	200,719	—	—	200,719
Money Market Funds	1,229	—	—	1,229
TOTAL	$1,988,379	$—	$—	$1,988,379

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

June 30, 2021

Simplify Volatility Premium ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$6,749,607	$—	$—	$6,749,607
Purchased Options	40,250	—	—	40,250
U.S. Government Obligations	24,955	—	—	24,955
TOTAL	$6,814,812	$—	$—	$6,814,812

Liabilities	Level 1	Level 2	Level 3	Total
Futures	(123)	—	—	(123)
TOTAL	$(123)	$—	$—	$(123)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the reporting period. At June 30, 2021, the reconciliation of assets is as follows:

Simplify Interest Rate Hedge ETF	Purchased swaptions
Balance at May 11, 2021(1)	$—
Purchases	—
Sales	—
Transfer into Level 3	—
Transfer out of Level 3	—
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation (Depreciation)	(11,788,256)
Balance at June 30, 2021	$(11,788,256)

(1)	Commencement of operations.

The following table presents quantitative information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2021:

Simplify Interest Rate Hedge ETF

	Fair Value at June 30, 2021	Valuation Technique	Unobservable Input	Range (Weighted Average)(a)	Impact to Valuation from an Increase in Input(b)
Purchased Swaptions	$(11,788,256)	Discounted cash flow	Broker quotes	1.94% – 3.31% (2.48%)	Increase

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents the change in fair value of the level 3 investments that would result from an increase in the corresponding input. A decrease in the unobservable input would have the opposite effect.

Cash

Cash consists of cash held at a bank and is on deposit with a major financial institution.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

June 30, 2021

Income Tax Information and Distributions to Shareholders

It is the Funds’ policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is each Fund’s policy is to pay out dividends from net investment income quarterly, except for Simplify Interest Rate Hedge ETF and Simplify Volatility Premium ETF. The policy of Simplify Interest Rate Hedge ETF and Simplify Volatility Premium ETF is to pay out dividends from net investment income monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Each Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed each Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in any Fund’s financial statement.

Each Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

4. Derivative Financial Instruments

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Unlike when a Fund purchases or sells a security, no price would be paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain a Fund’s open positions in futures contracts, a Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” A Fund expects to earn interest income on margin deposits.

The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on a Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) the adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (f) the possibility that the counterparty will default in the performance of its obligations; and (g) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund may have to sell securities at a time when it may be disadvantageous to do so.

Option Contracts

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

June 30, 2021

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

Swaptions. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular swaption agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, it becomes obligated (if the swaption is exercised) according to the terms of the underlying agreement.

When a Fund writes a swaption, an amount equal to the premium received by a Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the written swaption expires, a Fund realizes a gain equal to the amount of the premium paid, which is included in realized gain (loss) on written swaptions in the Statement of Operations. If the written swaption is exercised or sold, the premium received is added to the proceeds or offset against amounts paid on the underlying security to determine the realized gain or loss, which is reported as gain (loss) on written swaptions in the Statements of Operations.

A Fund may also purchase swaptions which involve the payment of premium in exchange for an option to enter into an interest rate swap and credit default swap with specified terms and conditions on a future date. The purchaser has the right, but not the obligation, to enter into the new swap agreement. Periodic payments are typically made during the life of the swap agreement according to the terms of such agreement. Changes in value of purchased swaptions are reported as part of change in unrealized gain (loss) on investments in the Statements of Operations. When the purchased swaption is exercised, terminated, expires or is sold, a Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statements of Operations.

The following table summarizes the value of the Funds’ derivative instruments held as of June 30, 2021 and the related location in the accompanying Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives

Simplify Interest Rate Hedge ETF

Interest Rate Contracts	Investments, at value(1)	$—	Investments, at value(1)	$11,788,256

Simplify Nasdaq 100 PLUS Convexity ETF

Equity Contracts	Investments, at value(2)	$54,984	Investments, at value(2)	$—

Simplify Nasdaq 100 PLUS Downside Convexity ETF

Equity Contracts	Investments, at value(2)	$24,771	Investments, at value(2)	$—

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

June 30, 2021

Fund	Asset Derivatives		Liability Derivatives

Simplify US Equity PLUS Convexity ETF

Equity Contracts	Investments, at value(2)	$1,702,406	Investments, at value(2)	$—

Simplify US Equity PLUS Downside Convexity ETF

Equity Contracts	Investments, at value(2)	$2,067,053	Investments, at value(2)	$—

Simplify US Equity PLUS GBTC ETF

Equity Contracts	Unrealized appreciation on futures contracts*	$177,736	Unrealized depreciation on futures contracts*	$—

Simplify US Equity PLUS Upside Convexity ETF

Equity Contracts	Investments, at value(2)	$270,641	Investments, at value(2)	$—

Simplify Volt Cloud and Cybersecurity Disruption ETF

Equity Contracts	Investments, at value(2)	$381,548	Investments, at value(2)	$—

Simplify Volt Fintech Disruption ETF

Equity Contracts	Investments, at value(2)	$225,640	Investments, at value(2)	$—

Simplify Volt Pop Culture Disruption ETF

Equity Contracts	Investments, at value(2)	$60,367	Investments, at value(2)	$—

Simplify Volt RoboCar Disruption and Tech ETF

Equity Contracts	Investments, at value(2)	$200,719	Investments, at value(2)	$—

Simplify Volatility Premium ETF

Equity Contracts	Investments, at value(2)	$40,250	Investments, at value(2)	$—

Equity Contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$123

*	Includes cumulative unrealized appreciation or unrealized cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(1)	Purchased swaption contracts are included in Investments within the Statement of Assets and Liabilities.
(2)	Purchased option contracts are included in Investments within the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

June 30, 2021

The amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period   ended June 30, 2021 and the related location in the accompanying Statement of Operations or Consolidated Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Investments(3) Equity Contracts	Futures Equity Contracts
Simplify Nasdaq 100 PLUS Convexity ETF	$(15,824)	$—
Simplify Nasdaq 100 PLUS Downside Convexity ETF	(27,680)	—
Simplify US Equity PLUS Convexity ETF	(634,804)	—
Simplify US Equity PLUS Downside Convexity ETF	(539,022)	—
Simplify US Equity PLUS GBTC ETF	—	127,266
Simplify US Equity PLUS Upside Convexity ETF	(10,316)	—
Simplify Volt Cloud and Cybersecurity Disruption ETF	(70,468)	—
Simplify Volt Fintech Disruption ETF	(190,275)	—
Simplify Volt Pop Culture Disruption ETF	(48,411)	—
Simplify Volt RoboCar Disruption and Tech ETF	(420,604)	—
Simplify Volatility Premium ETF	52,302	36,000

(3)	Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statement of Operations or Consolidated Statement of Operations.

Net Change in Unrealized Appreciation (Depreciation) on:	Investments(4) Equity Contracts	Investments(5) Interest Rate Contracts	Futures Equity Contracts
Simplify Interest Rate Hedge ETF	$—	$(11,788,256)	$—
Simplify Nasdaq 100 PLUS Convexity ETF	(27,359)	—	—
Simplify Nasdaq 100 PLUS Downside Convexity ETF	(32,715)	—	—
Simplify US Equity PLUS Convexity ETF	(65,803)	—	—
Simplify US Equity PLUS Downside Convexity ETF	(1,712,612)	—	—
Simplify US Equity PLUS GBTC ETF	—	—	177,736
Simplify US Equity PLUS Upside Convexity ETF	9,475	—	—
Simplify Volt Cloud and Cybersecurity Disruption ETF	74,956	—	—
Simplify Volt Fintech Disruption ETF	(218,302)	—	—
Simplify Volt Pop Culture Disruption ETF	(62,327)	—	—
Simplify Volt RoboCar Disruption and Tech ETF	(90,908)	—	—
Simplify Volatility Premium ETF	(984)	—	(123)

(4)	Purchased option contracts are included in Net Change in Net Unrealized Appreciation (Depreciation) within the Statement of Operations or Consolidated Statement of Operations.
(5)	Purchased swaption contracts are included in Net Change in Net Unrealized Appreciation (Depreciation) within the Statement of Operations.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

June 30, 2021

From commencement of operations of each Fund through the period ended June 30, 2021, the Average Quarterly Balances of Outstanding Derivative Financial Instruments were as follows:

Fund	Purchased Option Contracts (Contract Value)	Purchased Swaption Contracts (Contract Value)	Futures Contracts (Notional Value)
Simplify Interest Rate Hedge ETF	$—	$(11,788,256)	$—
Simplify Nasdaq 100 PLUS Convexity ETF	42,819	—	—
Simplify Nasdaq 100 PLUS Downside Convexity ETF	24,334	—	—
Simplify US Equity PLUS Convexity ETF	919,279	—	—
Simplify US Equity PLUS Downside Convexity ETF	886,861	—	—
Simplify US Equity PLUS GBTC ETF	—	—	15,010,100
Simplify US Equity PLUS Upside Convexity ETF	117,309	—	—
Simplify Volt Cloud and Cybersecurity Disruption ETF	164,982	—	—
Simplify Volt Fintech Disruption ETF	183,599	—	—
Simplify Volt Pop Culture Disruption ETF	58,296	—	—
Simplify Volt RoboCar Disruption and Tech ETF	164,899	—	—
Simplify Volatility Premium ETF	40,250	—	(337,023)

The Simplify Interest Rate Hedge ETF enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

The following table presents Simplify Interest Rate Hedge ETF’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement or similar arrangement (collectively referred to as “MNA”) and net of the related collateral received/pledged by the Fund as of June 30, 2021:

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities(1)	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(2)	Non-Cash Collateral Pledged(2)	Net Amount of Derivatives Liabilities
Simplify Interest Rate Hedge ETF
Goldman Sachs International Morgan Stanley Capital	$4,068,885	$–	$–	$(4,068,885)	$–
Services LLC	6,514,154	–	(6,514,154)	–	–
Bank of America NA	1,205,217	–	–	(1,205,217)	–
	$11,788,256	$–	$(6,514,154)	$(5,274,102)	$–

(1)	Purchased swaption contracts are included in Investments within the Statement of Assets and Liabilities

(2)	The actual collateral pledged may be more than amount shown.

5. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Volt Equity LLC (the “Sub-Adviser”) serves as investment sub-adviser to Simplify Volt Cloud and Cybersecurity Disruption ETF, Simplify Volt Fintech Disruption ETF, Simplify Volt Pop Culture Disruption ETF and Simplify Volt RoboCar Disruption and Tech ETF. The Sub-Adviser is responsible for day-to-day management of these Funds, subject to supervision of the Adviser.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

June 30, 2021

For its investment advisory services to the Funds below, the Adviser was entitled to receive a management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Fund	Management Fee
Simplify Interest Rate Hedge ETF	0.50%
Simplify Nasdaq 100 PLUS Convexity ETF	0.50%
Simplify Nasdaq 100 PLUS Downside Convexity ETF	0.50%
Simplify US Equity PLUS Convexity ETF	0.50%
Simplify US Equity PLUS Downside Convexity ETF	0.50%
Simplify US Equity PLUS GBTC ETF	0.50%
Simplify US Equity PLUS Upside Convexity ETF	0.50%
Simplify Volt Cloud and Cybersecurity Disruption ETF	0.95%
Simplify Volt Fintech Disruption ETF	0.95%
Simplify Volt Pop Culture Disruption ETF	0.95%
Simplify Volt RoboCar Disruption and Tech ETF	0.95%
Simplify Volatility Premium ETF	0.50%

The Adviser for the Funds below has contractually agreed, until at least November 30, 2021, to waive its management fees and/or pay or absorb each Fund’s expenses, in order to limit the amount of “Specified Expenses” borne by each Fund to 0.25% of the Fund’s average daily net assets. “Specified Expenses” means all ordinary operating expenses of the Fund, except for interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, and expenses incidental to a meeting of the Fund’s shareholders. The agreement may only be terminated by the Board on 60 days’ written notice to the Adviser. For the period ended June 30, 2021, the Adviser waived expenses of the Funds as follows:

Fund	Expenses Waived
Simplify Nasdaq 100 PLUS Convexity ETF	$3,785
Simplify Nasdaq 100 PLUS Downside Convexity ETF	3,357

The Adviser for the Funds below has contractually agreed, until at least August 31, 2021, to waive its management fees and/or pay or absorb each Fund’s expenses, in order to limit the amount of “Specified Expenses” borne by each Fund to 0.25% of the Fund’s average daily net assets. “Specified Expenses” means all ordinary operating expenses of the Fund, except for interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, and expenses incidental to a meeting of the Fund’s shareholders. The agreement may only be terminated by the Board on 60 days’ written notice to the Adviser. For the period ended June 30, 2021, the Adviser waived expenses of the Funds as follows:

Fund	Expenses Waived
Simplify US Equity PLUS Convexity ETF	$134,087
Simplify US Equity PLUS Downside Convexity ETF	164,985
Simplify US Equity PLUS Upside Convexity ETF	11,894

The Adviser may recoup from a Fund fees previously waived or expenses previously reimbursed by the Adviser with respect to that Fund pursuant to these agreements (or a previous expense limitation agreement) if: (1) such recoupment by the Adviser does not cause the Fund, at the time of recoupment, to exceed the lesser of (a) the expense limitation in effect at the time the relevant amount was waived and/or reimbursed, or (b) the expense limitation in effect at the time of the proposed recoupment, and (2) the recoupment is made within three years after the fiscal year end date as of which the amount to be waived or reimbursed was determined and the waiver or reimbursement occurred. As of June 30, 2021, the Adviser may potentially recoup the following amounts from the Funds listed below:

Fund	Expires June 30, 2024
Simplify Nasdaq 100 PLUS Convexity ETF	$3,785
Simplify Nasdaq 100 PLUS Downside Convexity ETF	3,357
Simplify US Equity PLUS Convexity ETF	134,087
Simplify US Equity PLUS Downside Convexity ETF	164,985
Simplify US Equity PLUS Upside Convexity ETF	11,894

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

June 30, 2021

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the net asset value per share of the Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of a Fund. Foreside Fund Officer Services, LLC a related party to the Distributor also serves as the Trust’s Compliance Officer.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or the Distributor.

6. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Interest Rate Hedge ETF	$—	$—
Simplify Nasdaq 100 PLUS Convexity ETF	74,469	60,437
Simplify Nasdaq 100 PLUS Downside Convexity ETF	70,798	64,518
Simplify US Equity PLUS Convexity ETF	4,142,163	3,482,573
Simplify US Equity PLUS Downside Convexity ETF	3,528,970	3,360,440
Simplify Equity PLUS GBTC ETF	4,826,391	619,171
Simplify US Equity PLUS Upside Convexity ETF	473,934	292,553
Simplify Volt Cloud and Cybersecurity Disruption ETF	672,376	1,015,929
Simplify Volt Fintech Disruption ETF	1,113,811	931,743
Simplify Volt Pop Culture Disruption ETF	76,485	68,678
Simplify Volt RoboCar Disruption and Tech ETF	438,485	342,094
Simplify Volatility Premium ETF	3,875,653	331,003

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Fund	Purchases	Sales
Simplify Interest Rate Hedge ETF	$—	$—
Simplify Nasdaq 100 PLUS Convexity ETF	2,508,496	—
Simplify Nasdaq 100 PLUS Downside Convexity ETF	3,889,231	1,304,600
Simplify US Equity PLUS Convexity ETF	124,073,909	55,393,781
Simplify US Equity PLUS Downside Convexity ETF	223,650,656	17,990,179
Simplify US Equity PLUS GBTC ETF	91,961,293	—
Simplify US Equity PLUS Upside Convexity ETF	11,002,803	3,296,092
Simplify Volt Cloud and Cybersecurity Disruption ETF	5,275,673	941,609
Simplify Volt Fintech Disruption ETF	2,863,423	441,791
Simplify Volt Pop Culture Disruption ETF	1,102,074	—
Simplify Volt RoboCar Disruption and Tech ETF	3,494,220	1,451,368
Simplify Volatility Premium ETF	2,575,482	—

Purchases and sales of long term U.S. Government Securities were as follows:

Fund	Purchases	Sales
Simplify Interest Rate Hedge ETF	$38,629,257	$—

7. Fund Share Transactions

The Funds issue and redeem Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of a Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Funds may charge an additional maximum 3% of the amount invested variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

June 30, 2021

8. Federal Income Taxes

For the period ended June 30, 2021, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind and net investment losses.

Fund	Distributable earnings (loss)	Paid-in Capital
Simplify Nasdaq 100 PLUS Downside Convexity ETF	$(63,663)	$63,663
Simplify US Equity PLUS Convexity ETF	(11,364,810)	11,364,810
Simplify US Equity PLUS Downside Convexity ETF	(2,269,378)	2,269,378
Simplify US Equity PLUS Upside Convexity ETF	(179,053)	179,053
Simplify Volt Cloud and Cybersecurity Disruption ETF	(324)	324
Simplify Volt Fintech Disruption ETF	58,565	(58,565)
Simplify Volt Pop Culture Disruption ETF	66	(66)
Simplify Volt RoboCar Disruption and Tech ETF	22,445	(22,445)
Simplify Volatility Premium ETF*	—	—

*	The Fund will have an initial Tax year end of July 31, 2021.

The tax character of dividends and distributions declared for the period ended June 30, 2021 were as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Return of Capital
Simplify Nasdaq 100 PLUS Convexity ETF	$7,396	$—	$—
Simplify Nasdaq 100 PLUS Downside Convexity ETF	6,111	—	—
Simplify US Equity PLUS Convexity ETF	723,257	—	—
Simplify US Equity PLUS Downside Convexity ETF	1,009,141	—	—
Simplify US Equity PLUS GBTC ETF	177,430	—	—
Simplify US Equity PLUS Upside Convexity ETF	65,305	—	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of June 30, 2021, the components of accumulated earnings (losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Temporary Book/Tax Differences - Dividend Payable	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Post-October / Late-year Ordinary Loss Deferrals	Total Accumulated Earnings/ (Losses)
Simplify Interest Rate Hedge ETF	$—	$—	$—	$(11,842,345)	$(2)	$(3,191)	$(11,845,538)
Simplify Nasdaq 100 PLUS Convexity ETF	1,374	—	(1,377)	421,347	(35,736)	—	385,608
Simplify Nasdaq 100 PLUS Downside Convexity ETF	1,664	—	(1,666)	268,836	(53,422)	—	215,412
Simplify US Equity PLUS Convexity ETF	471,981	—	(472,074)	7,901,407	(674,158)	—	7,227,156
Simplify US Equity PLUS Downside Convexity ETF	883,605	—	(883,761)	17,135,919	—	(2,227,400)	14,908,363
Simplify US Equity PLUS GBTC ETF	295,851	183,002	(177,430)	1,127,772	—	—	1,429,195
Simplify US Equity PLUS Upside Convexity ETF	63,296	1,452	(44,202)	1,145,352	—	—	1,165,898
Simplify Volt Cloud and Cybersecurity Disruption ETF	—	—	—	602,747	(122,642)	(7,379)	472,726
Simplify Volt Fintech Disruption ETF	—	—	—	(178,986)	(268,496)	(10,711)	(458,193)
Simplify Volt Pop Culture Disruption ETF	—	—	—	50,331	(60,667)	(4,497)	(14,833)
Simplify Volt RoboCar Disruption and Tech ETF	—	—	—	(51,201)	(440,687)	(7,490)	(499,378)
Simplify Volatility Premium ETF*	—	—	—	—	—	—	—

*	The Fund will have an initial Tax year end of July 31, 2021.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

June 30, 2021

At June 30, 2021, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Interest Rate Hedge ETF	$38,631,530	$8,853	$(11,851,198)	$(11,842,345)
Simplify Nasdaq 100 PLUS Convexity ETF	2,530,013	424,052	(2,705)	421,347
Simplify Nasdaq 100 PLUS Downside Convexity ETF	2,630,744	273,257	(4,421)	268,836
Simplify US Equity PLUS Convexity ETF	81,542,729	7,919,835	(18,428)	7,901,407
Simplify US Equity PLUS Downside Convexity ETF	208,479,331	17,151,472	(15,553)	17,135,919
Simplify US Equity PLUS GBTC ETF	96,165,008	1,590,810	(463,038)	1,127,772
Simplify US Equity PLUS Upside Convexity ETF	8,197,805	1,148,613	(3,261)	1,145,352
Simplify Volt Cloud and Cybersecurity Disruption ETF	4,211,552	653,989	(51,242)	602,747
Simplify Volt Fintech Disruption ETF	2,959,920	209,323	(388,309)	(178,986)
Simplify Volt Pop Culture Disruption ETF	1,149,444	141,044	(90,713)	50,331
Simplify Volt RoboCar Disruption and Tech ETF	2,039,580	107,519	(158,720)	(51,201)
Simplify Volatility Premium ETF*	—	—	—	—

*	The Fund will have an initial Tax year end of July 31, 2021.

The differences between book-basis and tax-basis components of net assets are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments and section 1256 mark-to-market treatment of derivatives.

At June 30, 2021, for Federal income tax purposes, the Funds had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Simplify Interest Rate Hedge ETF	$2	$—	$2
Simplify Nasdaq 100 PLUS Convexity ETF	11,450	24,286	35,736
Simplify Nasdaq 100 PLUS Downside Convexity ETF	19,838	33,584	53,422
Simplify US Equity PLUS Convexity ETF	260,585	413,573	674,158
Simplify Volt Cloud and Cybersecurity Disruption ETF	73,590	49,052	122,642
Simplify Volt Fintech Disruption ETF	171,962	96,534	268,496
Simplify Volt Pop Culture Disruption ETF	20,271	40,396	60,667
Simplify Volt RoboCar Disruption and Tech ETF	364,258	76,429	440,687

Certain capital and qualified late year ordinary losses incurred after October 31 and December 31, respectively, and within the current taxable year, are deemed to arise on the first business day of each Fund’s next taxable year. At June 30, 2021, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses:

Fund	Capital Post-October Losses	Late-year ordinary Losses
Simplify Interest Rate Hedge ETF	$—	$3,191
Simplify US Equity PLUS Downside Convexity ETF	2,227,400	—
Simplify Volt Cloud and Cybersecurity Disruption ETF	—	7,379
Simplify Volt Fintech Disruption ETF	—	10,711
Simplify Volt Pop Culture Disruption ETF	—	4,497
Simplify Volt RoboCar Disruption and Tech ETF	—	7,490

9. Coronavirus (COVID-19) Global Pandemic

The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

June 30, 2021

10. London Interbank Offered Rate (LIBOR) Risk

LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund’s Pay Fixed Swaptions contracts currently include exposure to LIBOR. These swaptions grant the fund the right but not the obligation to enter into cleared swaps with terms starting in May of 2028 under which the fund pays a fixed rate in exchange for receiving periodic floating rate payments based on 3 month USD LIBOR. The industry currently anticipates the conversion of all LIBOR based instruments to SOFR based instruments in June 2023 or sooner.

Since 2017, the UK’s Financial Conduct Authority has been working towards the cessation of LIBOR at the end of December 2021. In November 2020, though, the administrator of the U.S. Dollar Libor benchmarks, the ICE Benchmark Administration, extended the retirement date for most US Dollar LIBOR rates until June 2023. Regulators and industry working groups have suggested numerous alternative reference rates to LIBOR. Leading alternatives include Sonia in the UK, €STR in the EU, Tonar in Japan, and in the U.S., the NY Fed has been working to develop the Secured Overnight Financing Rate (SOFR). Global consensus is still coalescing around the transition to a new reference rate and the process for amending existing contracts. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

11. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statement.

Simplify Exchange Traded Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Simplify Exchange Traded Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities or consolidated statement of assets and liabilities, including the schedules of investments or consolidated schedule of investments, of Simplify Exchange Traded Funds comprising the funds listed below (the “Funds”) as of June 30, 2021, the related statements of operations and cash flows (as applicable) or consolidated statement of operations, the statements of changes in net assets or consolidated statement of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2021, the results of their operations and cash flows (as applicable), the changes in their net assets, and the financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations and Cash Flows (as applicable)	Statement(s) of Changes in Net Assets	Financial Highlights
Simplify Interest Rate Hedge ETF	Statements of operations and cash flows, statement of changes in net assets, and financial highlights for the period May 11, 2021 (commencement of operations) through June 30, 2021
Simplify Nasdaq 100 PLUS Convexity ETF and Simplify Nasdaq 100 PLUS Downside Convexity ETF	For the period December 11, 2020 (commencement of operations) through June 30, 2021
Simplify US Equity PLUS Convexity ETF, Simplify US Equity PLUS Downside Convexity ETF, and Simplify US Equity PLUS Upside Convexity ETF	For the period September 4, 2020 (commencement of operations) through June 30, 2021
Simplify US Equity PLUS GBTC ETF	For the period May 25, 2021 (commencement of operations) through June 30, 2021
Simplify Volt Cloud and Cybersecurity Disruption ETF, Simplify Volt Fintech Disruption ETF, Simplify Volt Pop Culture Disruption ETF, and Simplify Volt RoboCar Disruption and Tech ETF	For the period December 29, 2020 (commencement of operations) through June 30, 2021
Simplify Volatility Premium ETF	Consolidated statement of operations, statement of changes in net assets, and financial highlights for the period May 13, 2021 (commencement of operations) through June 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2020.

COHEN & COMPANY, LTD.

Cleveland, Ohio

August 27, 2021

Simplify Exchange Traded Funds

Trustees and Officers (Unaudited)

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The business address of each Trustee and Officer is Simplify Exchange Traded Funds 54 W 40th St, New York, NY 10018. All correspondence to the Trustees and Officers should be directed to c/o Simplify Exchange Traded Funds 54 W 40th St, New York, NY 10018.

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupations during the Past 5 Years	Number of Portfolios during Fund Complex** Overseen by Trustee	Other Directorships Held during the Past 5 Years
Christopher Caltagirone Year of Birth: 1971	Independent Trustee	Deputy Sheriff, Ravalli County Sheriff’s Department (2019 to Present); Unemployed (2015 to 2019); Portfolio Manager, PIMCO (2006 to 2015)	12	None
Craig Enders Year of Birth: 1968	Independent Trustee	Professor, University of California Los Angeles (2015 to Present)	12	None
Zung Nguyen Year of Birth: 1955	Independent Trustee	Founder, ZTN Capital Consulting, LLC (2015 to Present)	12	None

Interested Trustee and Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupations during the Past 5 Years	Number of Portfolios during Fund Complex** Overseen by Trustee	Other Directorships Held during the Past 5 Years
Paul Kim Year of Birth: 1977	Trustee, President and Treasurer since 2020	Co-Founder, Simplify Asset Management Inc. (February 2020 to Present); Managing Director, Principal Global Advisors (2015 to 2020)	12	None
David Berns Year of Birth: 1978	Secretary since 2020	Co-Founder, Simplify Asset Management Inc. (February 2020 to Present); CEO, Portfolio Designer, LLC (2019 to Present); Managing Director, Nasdaq (2018 to 2019); CEO, DMB Trading, LLC (2015 to 2016).	N/A	N/A
James Nash Year of Birth: 1981	Chief Compliance Officer since 2020	Director, Foreside Financial Group, LLC (2016 to Present); Regulatory Administration Advisor, JP Morgan Chase & Co. (2014 to 2016).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	The term “Fund Complex” applies only to the funds in the Trust.

Each Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-772-8488.

Simplify Exchange Traded Funds

Board Consideration in Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited)

Simplify Volatility Premium ETF, Simplify US Equity PLUS Bitcoin ETF and Simplify Interest Rate Hedge ETF

In connection with the meeting of the Board of Trustees (the “Board” or “Trustees”) of Simplify Exchange Traded Funds (the “Trust”) held on April 20, 2021 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Simplify Asset Management Inc. (“Simplify”) and the Trust, with respect to Simplify Volatility Premium ETF (“Volatility ETF”), Simplify US Equity PLUS Bitcoin ETF (“Bitcoin ETF”), and Simplify Interest Rate Hedge ETF (“Interest Rate Hedge ETF”) (collectively the “New Funds”).

The Trustees reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the Advisory Agreement. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement on behalf of the New Funds and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that Simplify was founded in 2020 and specialized in the management of exchange traded funds (“ETFs”). They reviewed the background information of the key investment personnel that would be responsible for servicing the New Funds, taking into consideration the team’s diverse financial industry experience. They considered Simplify’s ongoing research and analysis of ETFs as potential investments. The Trustees considered that Simplify would use a proprietary option overlay to enhance each New Fund’s returns and protect against volatility. The Trustees noted that Simplify would monitor compliance with each New Fund’s investment restrictions using pre-and post-trade spreadsheets as well as third-party service providers. They considered that Simplify utilizes multiple brokers and reviewed and evaluated best execution based on several factors. The Trustees concluded that Simplify had more than sufficient resources and robust portfolio management team capable of providing quality service to the New Funds.

Performance

Bitcoin ETF

The Trustees reviewed the investment objective of the Bitcoin ETF and considered the Bitcoin ETF’s hypothetical back-tested performance. The Trustees acknowledged that the New Fund invested in equity securities and the Grayscale Bitcoin Trust. They noted that the Fund would have returned 84.60%, 35.8% and 27.2% for the one-year, five-year, and since inception periods, respectively. They further noted that the Fund would have outperformed its benchmark for all comparison periods. They acknowledged the limitations of back-tested performance data, noting that (i) in generating the data, no market risk was involved because no actual trading was done; (ii) because the data was created with the benefit of hindsight, it may be difficult to account for all factors that would have affected Simplify’s decision-making process; (iii) assumptions used to generate the data may not be indicative of current or future market conditions and (iv) due to the benefit of hindsight, back-tested performance tends to show favorable results. The Trustees considered that the qualifications of the proposed portfolio managers were well positioned to manage the strategies proposed.

Volatility ETF

The Trustees reviewed the investment objective of the Volatility ETF and considered the Volatility ETF’s hypothetical back-tested performance and noted that the Fund utilizes VIX futures to mitigate volatility drag from daily rebalancing, and would have returned 43%, 20%, and 20% for the one-year, five-year, and since inception periods, respectively. They acknowledged the limitations of back-tested performance data, noting that (i) in generating the data, no market risk was involved because no actual trading was done; (ii) because the data was created with the benefit of hindsight, it may be difficult to account for all factors that would have affected Simplify’s decision-making process; (iii) assumptions used to generate the data may not be indicative of current or future market conditions and (iv) due to the benefit of hindsight, back-tested performance tends to show favorable results. The Trustees considered that the qualifications of the proposed portfolio managers were well positioned to manage the strategies proposed.

Interest Rate Hedge ETF

The Trustees reviewed the investment objective of the Interest Rate Hedge ETF and considered the Interest Rate Hedge ETF’s hypothetical scenario analysis, with April 15, 2021 the start date of the scenario and volatility assumed constant. It was noted that the Fund provides a convex interest rate hedge strategy to long term interest rates through over-the-counter payer swaptions paired with Treasuries. It was noted further that at inception, it was anticipated that approximately 50% of the portfolio will be in seven-year payer swaptions on the twenty year swap rate and the remaining 50% will be in Treasury Bonds. The Trustees reasoned that payer swaptions are potentially a more effective and efficient hedge for portfolios than existing approaches using Treasury futures, inverse Treasury bond ETFs or buying puts on Treasury ETFs. The Trustees considered that the qualifications of the proposed portfolio managers were well positioned to manage the strategies proposed.

Fees and Expenses

The Trustees reviewed the proposed advisory fee of each New Fund as compared to their peer group. They considered the proposed advisory fee for each New Fund was 0.50% and noted that each New Fund’s advisory fee was less than its peer group average of 0.92%, and less than its Morningstar category average of 0.76%. The Trustees considered Simplify’s assertion that the fees were reasonable given the use of the New Funds’ proposed operations and the amount of portfolio management, expertise and compliance resources and concluded that, with respect to each New Fund, the proposed fees were not unreasonable.

Simplify Exchange Traded Funds

Board Consideration in Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

Profitability

The Trustees reviewed the profit analysis provided by Simplify. They noted that because each New Fund had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They further noted that Simplify projected making a profit in connection with each New Fund if estimated asset levels were achieved, and that the estimated profit levels of the New Funds varied due to projections on asset levels. They reasoned that based on the information provided by the adviser, the estimated profitability was not excessive with respect to any of the New Funds.

Economies of Scale

The Trustees considered whether economies of scale would likely be realized by Simplify during the initial term of the proposed advisory agreement. They noted that Simplify had agreed to consider breakpoints for each New Fund once assets reached a certain level.

Conclusion

Having requested and received such information from Simplify as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Advisory Agreement was in the best interest of each New Fund and its future shareholders.

Simplify Exchange Traded Funds

Liquidity Risk Management (Unaudited)

Pursuant to Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have adopted and implemented a Liquidity Risk Management Program (the “Program”). The Program addresses the Liquidity Rule’s requirements for the periodic assessment and management of Funds’ liquidity risk and compliance with the Liquidity Rule’s restrictions on investments in illiquid investments. The Simplify Liquidity Risk Management Program Administrator (“Administrator”) has been designated to administer the Program. The Administrator consists of certain Trust officers and representatives from Simplify Asset Management, Inc., the Funds’ investment adviser.

At its August 17, 2021 meeting, the Board reviewed a written report (the “Report”) prepared by the Administrator addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, as required under the Liquidity Rule, for the period from the inception of the Program on June 26, 2020 through June 30, 2021 (the “Reporting Period”). Among other things, the Report summarized the Administrator’s annual liquidity risk assessment, classification of the Funds’ portfolio holdings and monitoring for compliance with the Liquidity Rule’s restrictions on investments in illiquid investments. Further, the Report noted that the Program complied with key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, including reviewing the Funds’ investment strategies and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; investments in derivatives; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents as well as borrowing arrangements and other funding sources; the relationship between each Fund’s portfolio liquidity and the way in which, and the price and spreads at which, each Fund’s shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio.

The Report concluded that, during the Reporting Period: (1) there were no material changes to the Program; (2) there were no significant liquidity events impacting any Fund; and (3) that it is the Administrator’s assessment that the Program is adequately designed and has been effective in managing each Fund’s liquidity risk and in implementing the requirements of the Liquidity Rule.

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site at www.simplify.us at or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 772-8488.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-772-8488.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or NASDAQ, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended June 30, 2021.

Fund	Qualified Dividend Income*	Dividends Received Deduction
Simplify Nasdaq 100 PLUS Convexity ETF	100.00%	100.00%
Simplify Nasdaq 100 PLUS Downside Convexity ETF	100.00%	100.00%
Simplify US Equity PLUS Convexity ETF	100.00%	100.00%
Simplify US Equity PLUS Downside Convexity ETF	100.00%	100.00%
Simplify US Equity PLUS Upside Convexity ETF	91.51%	85.68%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

This report must be preceded or accompanied by a prospectus.

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Investment Adviser Simplify Asset Management Inc. 54 W 40th Street New York, NY 10018	Investment Sub-Adviser Volt Equity LLC 1423 Broadway PMB 137 Oakland, CA 94612	Custodian, Administrator & Transfer Agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10036

Distributor Foreside Financial Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Independent Registered Public Accountant Cohen & Company Ltd. 1350 Euclid Ave., Suite 800 Cleveland, OH 44115	Legal Counsel Thompson Hine LLP 41 South High Street Suite 1700 Columbus, OH 43215

Simplify Exchange Traded Funds 54 W 40th Street New York, NY 10018

(b) Not applicable

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of Trustees has determined that Christopher Caltagirone is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $0 for 2020 and $189,500 for 2021.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2020 and $0 for 2021.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax services in regard to the year-end audit, tax compliance, tax advice, and tax planning are $0 for 2020 and $42,000 for 2021.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2020 and $0 for 2021.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The following represents the non-audit services which may be performed and require pre-approval from the Audit Committee:

●	Preparation of Federal, State and Excise tax returns.
●	Review of the Funds’ internally prepared dividend calculations.
●	Review of the Funds’ semi-annual financial statements.
●	Provide our consent for the Funds’ required filings, as requested by management.
●	Procedures related to equalization calculations, as requested by management.
●	Tax consulting related to general tax and business matters, as requested by management.

(e)(2)	Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2020 and $0 for 2021.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant has a separately designated audit committee consisting of all the independent directors of the registrant. The members of the audit committee are Christopher Caltagirone, Craig Enders and Zung T. Ngyyen.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Simplify Exchange Traded Funds

By (Signature and Title)*	/s/ Paul Kim, President Paul Kim, President (principal executive officer)

Date: September 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul Kim, President Paul Kim, President (principal executive officer)

Date: September 7, 2021

By (Signature and Title)*	/s/ David Berns, Treasurer David Berns, Treasurer (principal financial officer)

Date: September 7, 2021

* Print the name and title of each signing officer under his or her signature.